Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Life Unit Trust

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Life Unit Trust indicated in the table below as of December 31, 2025, and the related statements of operations of changes in net assets, and of cumulative net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Life Unit Trust as of December 31, 2025, and the results of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Val Port A Class - 02-378 (1)	Invesco V.I. High Yield Fund Series I Class - 02-830 (1)
AB VPS International Value Portfolio A Class - 02-377 (1)	Invesco V.I. International Growth Fund Series II Class - 02-827 (1)
Alger Large Cap Growth Portfolio I-2 Class - 02-500 (1)	Invesco V.I. Main Street Small Cap Fund - 16-ZZ1 (1)
Alger Small Cap Growth Portfolio I-2 Class - 02-515 (1)	Janus Henderson Balanced Portfolio Service Class - 02-611 (1)
American Funds American High-Income Trust - 16-ZZZ (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 02-607 (1)
American Funds Global Balanced - 16-ZZY (1)	Janus Henderson Forty Portfolio Institutional Class - 02-602 (1)
American Funds Growth - 16-ZZX (1)	Janus Henderson Global Research Portfolio Institutional Class - 02-606 (1)
American Funds Growth and Income - 16-ZZW (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 02-259 (1)
American Funds International Growth and Income - 16-ZZV (1)	Janus Henderson Overseas Portfolio Service Class - 02-609 (1)
American Funds New World Fund - 16-ZZU (1)	LVIP American Century Capital Appreciation Fund I Class - 02-410 (1)

PricewaterhouseCoopers LLP One American Square, Suite 2100 Indianapolis, Indiana 46282
www.pwc.com/us	(317) 222 2202

BlackRock Small Cap Index - 16-ZZR (1)	LVIP American Century Disciplined Core Value Fund I Class - 02-425 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 02-646 (1)	LVIP American Century International Fund I Class - 02-420 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 02-650 (1)	LVIP American Century Mid Cap Value Fund II Class - 02-397 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 02-645 (1)	LVIP American Century Ultra Fund I Class - 02-122 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 02-520 (1)	MFS Mid-Cap Growth Series - 16-ZZ2 (1)
ClearBridge Variable Large Cap Value Portfolio - 16-ZZN (1)	MFS New Discovery Series - 16-ZZ3 (1)
ClearBridge Variable Mid Cap Portfolio - 16-ZZM (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 02-866 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 02-382 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 02-870 (1)
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 02-384 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 02-875 (1)
DFA Inflation Protected Securities - 16-ZZL (1)	Pioneer Bond VCT Portfolio I Class - 02-CPG (1)
DFA International Small Portfolio - 16-ZZK (1)	Pioneer Equity Income VCT Portfolio I Class - 02-CPF (1)
DFA US Targeted Value - 16-ZZJ (1)	Pioneer Equity Income VCT Portfolio II Class - 02-598 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 02-230 (1)	Pioneer Fund VCT Portfolio I Class - 02-596 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 02-245 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 02-597 (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 02-205 (1)	Royce Capital Small-Cap Portfolio Investor Class - 02-750 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 02-162 (1)	T. Rowe Price Blue Chip Growth Portfolio - 02-124 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 02-161 (1)	T. Rowe Price Equity Income Portfolio - 02-580 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 02-159 (1)	T. Rowe Price Limited-Term Bond Portfolio - 02-585 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 02-158 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 02-586 (1)

Fidelity VIP Freedom 2030 Portfolio Initial Class - 02-157 (1)	Templeton Foreign VIP Fund 2 Class - 02-909 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 02-164 (1)	Templeton Global Bond VIP Fund 1 Class - 02-907 (1)
Fidelity VIP Government Money Market Portfolio Initial Class - 02-250 (1)	Vanguard Capital Growth Portfolio - 16-ZYZ (1)
Fidelity VIP Growth & Income Portfolio - 16-ZZH (1)	Vanguard Diversified Value Portfolio - 16-ZYY (1)
Fidelity VIP Growth Opportunities Portfolio - 16-ZZG (1)	Vanguard Equity Income Portfolio - 16-ZYX (1)
Fidelity VIP Growth Portfolio Initial Class - 02-210 (1)	Vanguard Equity Index Portfolio - 16-ZYW (1)
Fidelity VIP High Income Portfolio Initial Class - 02-215 (1)	Vanguard High Yield Bond Portfolio - 16-ZYU (1)
Fidelity VIP Index 500 Portfolio Initial Class - 02-225 (1)	Vanguard International Portfolio - 16-ZYT (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 02-941 (1)	Vanguard Mid-Cap Index Portfolio - 16-ZYS (1)
Fidelity VIP Overseas Portfolio Initial Class - 02-220 (1)	Vanguard Money Market Portfolio - 16-ZYR (1)
Fidelity VIP Value Portfolio - 16-ZZE (1)	Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ (1)
Franklin Allocation VIP Fund 1 Class - 02-908 (1)	Vanguard Small Company Growth - 16-ZYP (1)
Franklin Small Cap Value VIP Fund 1 Class - 02-906 (1)	Vanguard Total Bond Market Index Portfolio - 16-ZYO (1)
Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD (1)	Vanguard Total International Stock Market Index Portfolio - 16-ZYN (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 02-CGK (1)	Vanguard Total Stock Market Index Portfolio - 16-ZYM (1)
Invesco V.I. Core Equity Fund Series II Class - 02-826 (1)	Vanguard VIF Diversified Value Portfolio - 02-190 (1)
Invesco V.I. Core Plus Bond - 16-ZZB (1)	Vanguard VIF Mid-Cap Index Portfolio - 02-118 (1)
Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA (1)	Vanguard VIF Real Estate Index - 16-ZYL (1)
Invesco V.I. Diversified Dividend Fund Series I Class - 02-861 (1)	Vanguard VIF Small Company Growth Portfolio - 02-119 (1)
Invesco V.I. Global Real Estate Fund Series I Class - 02-825 (1)	Vanguard VIF Total Bond Market Index Portfolio - 02-121 (1)
Invesco V.I. Health Care Fund Series I Class - 02-815 (1)

(1) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025, statements of changes in net assets for the years ended December 31, 2025, and 2024, and financial highlights for the years or periods ended December 31, 2025, 2024, 2023, 2022, and 2021

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Life Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Life Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2026

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Life Unit Trust since 1998.

4

AUL American Individual Variable Life Unit Trust American Funds American High-Income Trust - 16-ZZZ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,143	$4,197	444
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,143

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,143	614	$6.75

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$249
Net investment income (loss)			249

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7)
Net gain (loss)			(9)

Increase (decrease) in net assets from operations			$240

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$249	$88
	Net realized gain (loss)	(2)	4
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(7)	(47)

	Increase (decrease) in net assets from operations	240	45

	Contract owner transactions:
	Proceeds from units sold	3,656	2,358
	Cost of units redeemed	-	-
	Account charges	(1,319)	(837)
	Increase (decrease)	2,337	1,521
	Net increase (decrease)	2,577	1,566
	Net assets, beginning	1,566	-
	Net assets, ending	$4,143	$1,566

	Units sold	566	390
	Units redeemed	(204)	(138)
	Net increase (decrease)	362	252
	Units outstanding, beginning	252	-
	Units outstanding, ending	614	252

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,014
Cost of units redeemed/account charges			(2,156)
Net investment income (loss)			337
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(54)
Net assets			$4,143

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.75	1	$4	N/A	8.5%
12/31/2024	6.22	0	2	N/A	9.9%
12/31/2023	5.65	0	0	N/A	12.7%
12/31/2022	5.02	0	0	N/A	0.4%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.7%
2024	11.2%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds Global Balanced - 16-ZZY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$300	$291	20
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$300

	Net Assets	Units Outstanding	Accumulation Unit Value
	$300	41	$7.25

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3
Net investment income (loss)			3

Gain (loss) on investments:
Net realized gain (loss)			12
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			11
Net gain (loss)			31

Increase (decrease) in net assets from operations			$34

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3	$-
	Net realized gain (loss)	12	-
	Realized gain distributions	8	-
	Net change in unrealized appreciation (depreciation)	11	(2)

	Increase (decrease) in net assets from operations	34	(2)

	Contract owner transactions:
	Proceeds from units sold	244	321
	Cost of units redeemed	(12)	-
	Account charges	(285)	-
	Increase (decrease)	(53)	321
	Net increase (decrease)	(19)	319
	Net assets, beginning	319	-
	Net assets, ending	$300	$319

	Units sold	32	52
	Units redeemed	(43)	-
	Net increase (decrease)	(11)	52
	Units outstanding, beginning	52	-
	Units outstanding, ending	41	52

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$565
Cost of units redeemed/account charges			(297)
Net investment income (loss)			3
Net realized gain (loss)			12
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			9
Net assets			$300

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.25	0	$0	N/A	17.4%
12/31/2024	6.17	0	0	N/A	6.9%
12/31/2023	5.78	0	0	N/A	14.0%
12/31/2022	5.06	0	0	N/A	1.3%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds Growth - 16-ZZX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$838,220	$728,924	6,081
Receivables: investments sold	19,688
Payables: investments purchased	-
Net assets	$857,908

	Net Assets	Units Outstanding	Accumulation Unit Value
	$857,908	83,917	$10.22

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,382
Net investment income (loss)			1,382

Gain (loss) on investments:
Net realized gain (loss)			13,655
Realized gain distributions			41,580
Net change in unrealized appreciation (depreciation)			52,530
Net gain (loss)			107,765

Increase (decrease) in net assets from operations			$109,147

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,382	$1,580
	Net realized gain (loss)	13,655	19,264
	Realized gain distributions	41,580	5,197
	Net change in unrealized appreciation (depreciation)	52,530	39,454

	Increase (decrease) in net assets from operations	109,147	65,495

	Contract owner transactions:
	Proceeds from units sold	565,304	197,441
	Cost of units redeemed	(59,628)	(47,405)
	Account charges	(96,172)	(45,236)
	Increase (decrease)	409,504	104,800
	Net increase (decrease)	518,651	170,295
	Net assets, beginning	339,257	168,962
	Net assets, ending	$857,908	$339,257

	Units sold	62,083	29,613
	Units redeemed	(18,164)	(15,902)
	Net increase (decrease)	43,919	13,711
	Units outstanding, beginning	39,998	26,287
	Units outstanding, ending	83,917	39,998

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$937,576
Cost of units redeemed/account charges			(282,392)
Net investment income (loss)			3,705
Net realized gain (loss)			37,805
Realized gain distributions			51,918
Net change in unrealized appreciation (depreciation)			109,296
Net assets			$857,908

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.22	84	$858	N/A	20.5%
12/31/2024	8.48	40	339	N/A	32.0%
12/31/2023	6.43	26	169	N/A	38.8%
12/31/2022	4.63	5	21	N/A	-7.4%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.6%
2023	0.7%
2022	1.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds Growth and Income - 16-ZZW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$126,849	$116,613	2,136
Receivables: investments sold	17,860
Payables: investments purchased	-
Net assets	$144,709

	Net Assets	Units Outstanding	Accumulation Unit Value
	$144,709	15,480	$9.35

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$836
Net investment income (loss)			836

Gain (loss) on investments:
Net realized gain (loss)			(110)
Realized gain distributions			1,636
Net change in unrealized appreciation (depreciation)			9,923
Net gain (loss)			11,449

Increase (decrease) in net assets from operations			$12,285

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$836	$64
	Net realized gain (loss)	(110)	25
	Realized gain distributions	1,636	9
	Net change in unrealized appreciation (depreciation)	9,923	313

	Increase (decrease) in net assets from operations	12,285	411

	Contract owner transactions:
	Proceeds from units sold	134,735	7,399
	Cost of units redeemed	(713)	-
	Account charges	(8,108)	(1,300)
	Increase (decrease)	125,914	6,099
	Net increase (decrease)	138,199	6,510
	Net assets, beginning	6,510	-
	Net assets, ending	$144,709	$6,510

	Units sold	15,660	1,004
	Units redeemed	(1,004)	(180)
	Net increase (decrease)	14,656	824
	Units outstanding, beginning	824	-
	Units outstanding, ending	15,480	824

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$142,134
Cost of units redeemed/account charges			(10,121)
Net investment income (loss)			900
Net realized gain (loss)			(85)
Realized gain distributions			1,645
Net change in unrealized appreciation (depreciation)			10,236
Net assets			$144,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.35	15	$145	N/A	18.4%
12/31/2024	7.90	1	7	N/A	24.5%
12/31/2023	6.34	0	0	N/A	26.5%
12/31/2022	5.01	0	0	N/A	0.3%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	2.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds International Growth and Income - 16-ZZV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$903,600	$760,680	67,152
Receivables: investments sold	2,293
Payables: investments purchased	-
Net assets	$905,893

	Net Assets	Units Outstanding	Accumulation Unit Value
	$905,893	105,544	$8.58

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,928
Net investment income (loss)			19,928

Gain (loss) on investments:
Net realized gain (loss)			11,160
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			144,919
Net gain (loss)			156,079

Increase (decrease) in net assets from operations			$176,007

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$19,928	$8,193
	Net realized gain (loss)	11,160	4,353
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	144,919	(11,002)

	Increase (decrease) in net assets from operations	176,007	1,544

	Contract owner transactions:
	Proceeds from units sold	557,675	224,195
	Cost of units redeemed	(52,649)	(18,150)
	Account charges	(101,559)	(47,943)
	Increase (decrease)	403,467	158,102
	Net increase (decrease)	579,474	159,646
	Net assets, beginning	326,419	166,773
	Net assets, ending	$905,893	$326,419

	Units sold	75,328	37,005
	Units redeemed	(21,440)	(12,702)
	Net increase (decrease)	53,888	24,303
	Units outstanding, beginning	51,656	27,353
	Units outstanding, ending	105,544	51,656

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$966,879
Cost of units redeemed/account charges			(254,597)
Net investment income (loss)			32,704
Net realized gain (loss)			17,987
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			142,920
Net assets			$905,893

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.58	106	$906	N/A	35.8%
12/31/2024	6.32	52	326	N/A	3.6%
12/31/2023	6.10	27	167	N/A	16.1%
12/31/2022	5.25	6	29	N/A	5.0%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	3.3%
2023	3.8%
2022	5.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust American Funds New World Fund - 16-ZZU

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,832	$9,446	302
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$9,832

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,832	1,227	$8.01

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$113
Net investment income (loss)			113

Gain (loss) on investments:
Net realized gain (loss)			552
Realized gain distributions			153
Net change in unrealized appreciation (depreciation)			438
Net gain (loss)			1,143

Increase (decrease) in net assets from operations			$1,256

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$113	$20
	Net realized gain (loss)	552	7
	Realized gain distributions	153	-
	Net change in unrealized appreciation (depreciation)	438	(52)

	Increase (decrease) in net assets from operations	1,256	(25)

	Contract owner transactions:
	Proceeds from units sold	9,227	2,473
	Cost of units redeemed	(6)	-
	Account charges	(2,216)	(877)
	Increase (decrease)	7,005	1,596
	Net increase (decrease)	8,261	1,571
	Net assets, beginning	1,571	-
	Net assets, ending	$9,832	$1,571

	Units sold	1,685	390
	Units redeemed	(710)	(138)
	Net increase (decrease)	975	252
	Units outstanding, beginning	252	-
	Units outstanding, ending	1,227	252

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,700
Cost of units redeemed/account charges			(3,099)
Net investment income (loss)			133
Net realized gain (loss)			559
Realized gain distributions			153
Net change in unrealized appreciation (depreciation)			386
Net assets			$9,832

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.01	1	$10	N/A	28.6%
12/31/2024	6.23	0	2	N/A	6.9%
12/31/2023	5.83	0	0	N/A	16.2%
12/31/2022	5.02	0	0	N/A	0.3%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.5%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock Global Allocation - 16-ZZT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,144	$3,484	178
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,144

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,144	432	$7.27

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$102
Net investment income (loss)			102

Gain (loss) on investments:
Net realized gain (loss)			105
Realized gain distributions			215
Net change in unrealized appreciation (depreciation)			(340)
Net gain (loss)			(20)

Increase (decrease) in net assets from operations			$82

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$102	$-
	Net realized gain (loss)	105	-
	Realized gain distributions	215	-
	Net change in unrealized appreciation (depreciation)	(340)	-

	Increase (decrease) in net assets from operations	82	-

	Contract owner transactions:
	Proceeds from units sold	3,173	-
	Cost of units redeemed	-	-
	Account charges	(111)	-
	Increase (decrease)	3,062	-
	Net increase (decrease)	3,144	-
	Net assets, beginning	-	-
	Net assets, ending	$3,144	$-

	Units sold	879	-
	Units redeemed	(447)	-
	Net increase (decrease)	432	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	432	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,173
Cost of units redeemed/account charges			(111)
Net investment income (loss)			102
Net realized gain (loss)			105
Realized gain distributions			215
Net change in unrealized appreciation (depreciation)			(340)
Net assets			$3,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.27	0	$3	N/A	19.8%
12/31/2024	6.07	0	0	N/A	9.2%
12/31/2023	5.56	0	0	N/A	12.8%
12/31/2022	4.93	0	0	N/A	-1.5%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.5%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock High Yield - 16-ZZS (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.68

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.68	0	$0	N/A	9.2%
12/31/2024	6.11	0	0	N/A	8.3%
12/31/2023	5.65	0	0	N/A	13.2%
12/31/2022	4.99	0	0	N/A	-0.3%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock Small Cap Index - 16-ZZR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,250	$1,174	98
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,250

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,250	177	$7.07

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11
Net investment income (loss)			11

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			37
Net change in unrealized appreciation (depreciation)			92
Net gain (loss)			127

Increase (decrease) in net assets from operations			$138

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$11	$2
	Net realized gain (loss)	(2)	2
	Realized gain distributions	37	7
	Net change in unrealized appreciation (depreciation)	92	(16)

	Increase (decrease) in net assets from operations	138	(5)

	Contract owner transactions:
	Proceeds from units sold	1,903	309
	Cost of units redeemed	(21)	-
	Account charges	(968)	(106)
	Increase (decrease)	914	203
	Net increase (decrease)	1,052	198
	Net assets, beginning	198	-
	Net assets, ending	$1,250	$198

	Units sold	307	48
	Units redeemed	(162)	(16)
	Net increase (decrease)	145	32
	Units outstanding, beginning	32	-
	Units outstanding, ending	177	32

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,212
Cost of units redeemed/account charges			(1,095)
Net investment income (loss)			13
Net realized gain (loss)			-
Realized gain distributions			44
Net change in unrealized appreciation (depreciation)			76
Net assets			$1,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.07	0	$1	N/A	12.6%
12/31/2024	6.27	0	0	N/A	11.3%
12/31/2023	5.64	0	0	N/A	16.7%
12/31/2022	4.83	0	0	N/A	-3.4%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	2.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust BlackRock Total Return - 16-ZZQ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,145	$6,157	600
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$6,145

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,145	1,105	$5.56

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$62
Net investment income (loss)			62

Gain (loss) on investments:
Net realized gain (loss)			(10)
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			(12)
Net gain (loss)			(16)

Increase (decrease) in net assets from operations			$46

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$62	$-
	Net realized gain (loss)	(10)	-
	Realized gain distributions	6	-
	Net change in unrealized appreciation (depreciation)	(12)	-

	Increase (decrease) in net assets from operations	46	-

	Contract owner transactions:
	Proceeds from units sold	6,318	-
	Cost of units redeemed	-	-
	Account charges	(219)	-
	Increase (decrease)	6,099	-
	Net increase (decrease)	6,145	-
	Net assets, beginning	-	-
	Net assets, ending	$6,145	$-

	Units sold	2,250	-
	Units redeemed	(1,145)	-
	Net increase (decrease)	1,105	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	1,105	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,318
Cost of units redeemed/account charges			(219)
Net investment income (loss)			62
Net realized gain (loss)			(10)
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			(12)
Net assets			$6,145

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.56	1	$6	N/A	8.0%
12/31/2024	5.15	0	0	N/A	1.4%
12/31/2023	5.08	0	0	N/A	5.8%
12/31/2022	4.80	0	0	N/A	-4.0%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust ClearBridge Variable Large Cap Value Portfolio - 16-ZZN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,743	$17,667	877
Receivables: investments sold	79
Payables: investments purchased	-
Net assets	$16,822

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,822	2,318	$7.26

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$181
Net investment income (loss)			181

Gain (loss) on investments:
Net realized gain (loss)			(44)
Realized gain distributions			1,085
Net change in unrealized appreciation (depreciation)			(708)
Net gain (loss)			333

Increase (decrease) in net assets from operations			$514

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$181	$22
	Net realized gain (loss)	(44)	(2)
	Realized gain distributions	1,085	267
	Net change in unrealized appreciation (depreciation)	(708)	(216)

	Increase (decrease) in net assets from operations	514	71

	Contract owner transactions:
	Proceeds from units sold	15,072	1,869
	Cost of units redeemed	(5)	-
	Account charges	(553)	(146)
	Increase (decrease)	14,514	1,723
	Net increase (decrease)	15,028	1,794
	Net assets, beginning	1,794	-
	Net assets, ending	$16,822	$1,794

	Units sold	2,133	294
	Units redeemed	(87)	(22)
	Net increase (decrease)	2,046	272
	Units outstanding, beginning	272	-
	Units outstanding, ending	2,318	272

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,941
Cost of units redeemed/account charges			(704)
Net investment income (loss)			203
Net realized gain (loss)			(46)
Realized gain distributions			1,352
Net change in unrealized appreciation (depreciation)			(924)
Net assets			$16,822

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.26	2	$17	N/A	10.2%
12/31/2024	6.59	0	2	N/A	8.1%
12/31/2023	6.09	0	0	N/A	15.1%
12/31/2022	5.29	0	0	N/A	5.9%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.5%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust ClearBridge Variable Mid Cap Portfolio - 16-ZZM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$195	$199	8
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$195

	Net Assets	Units Outstanding	Accumulation Unit Value
	$195	32	$6.11

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			(8)
Net gain (loss)			1

Increase (decrease) in net assets from operations			$1

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	1	2
	Realized gain distributions	8	1
	Net change in unrealized appreciation (depreciation)	(8)	3

	Increase (decrease) in net assets from operations	1	6

	Contract owner transactions:
	Proceeds from units sold	170	80
	Cost of units redeemed	-	-
	Account charges	(59)	(33)
	Increase (decrease)	111	47
	Net increase (decrease)	112	53
	Net assets, beginning	83	30
	Net assets, ending	$195	$83

	Units sold	27	14
	Units redeemed	(9)	(6)
	Net increase (decrease)	18	8
	Units outstanding, beginning	14	6
	Units outstanding, ending	32	14

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$304
Cost of units redeemed/account charges			(117)
Net investment income (loss)			-
Net realized gain (loss)			3
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			(4)
Net assets			$195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.11	0	$0	N/A	4.3%
12/31/2024	5.86	0	0	N/A	10.0%
12/31/2023	5.33	0	0	N/A	12.9%
12/31/2022	4.72	0	0	N/A	-5.7%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust DFA Inflation Protected Securities - 16-ZZL

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,947	$253,598	27,371
Receivables: investments sold	787
Payables: investments purchased	-
Net assets	$253,734

	Net Assets	Units Outstanding	Accumulation Unit Value
	$253,734	46,757	$5.43

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,226
Net investment income (loss)			9,226

Gain (loss) on investments:
Net realized gain (loss)			538
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,481
Net gain (loss)			3,019

Increase (decrease) in net assets from operations			$12,245

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$9,226	$3,485
	Net realized gain (loss)	538	(92)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	2,481	(1,963)

	Increase (decrease) in net assets from operations	12,245	1,430

	Contract owner transactions:
	Proceeds from units sold	166,077	82,818
	Cost of units redeemed	(18,735)	(1,755)
	Account charges	(31,137)	(16,186)
	Increase (decrease)	116,205	64,877
	Net increase (decrease)	128,450	66,307
	Net assets, beginning	125,284	58,977
	Net assets, ending	$253,734	$125,284

	Units sold	31,849	17,578
	Units redeemed	(9,923)	(4,656)
	Net increase (decrease)	21,926	12,922
	Units outstanding, beginning	24,831	11,909
	Units outstanding, ending	46,757	24,831

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$319,787
Cost of units redeemed/account charges			(80,686)
Net investment income (loss)			15,663
Net realized gain (loss)			(379)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(651)
Net assets			$253,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.43	47	$254	N/A	7.6%
12/31/2024	5.05	25	125	N/A	1.9%
12/31/2023	4.95	12	59	N/A	4.0%
12/31/2022	4.76	2	12	N/A	-4.8%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	3.8%
2023	5.5%
2022	16.9%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust DFA International Small Portfolio - 16-ZZK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,864	$1,575	126
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,864

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,864	224	$8.31

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$57
Net investment income (loss)			57

Gain (loss) on investments:
Net realized gain (loss)			19
Realized gain distributions			69
Net change in unrealized appreciation (depreciation)			340
Net gain (loss)			428

Increase (decrease) in net assets from operations			$485

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$57	$35
	Net realized gain (loss)	19	7
	Realized gain distributions	69	27
	Net change in unrealized appreciation (depreciation)	340	(53)

	Increase (decrease) in net assets from operations	485	16

	Contract owner transactions:
	Proceeds from units sold	618	1,142
	Cost of units redeemed	(10)	-
	Account charges	(248)	(170)
	Increase (decrease)	360	972
	Net increase (decrease)	845	988
	Net assets, beginning	1,019	31
	Net assets, ending	$1,864	$1,019

	Units sold	91	190
	Units redeemed	(35)	(27)
	Net increase (decrease)	56	163
	Units outstanding, beginning	168	5
	Units outstanding, ending	224	168

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,814
Cost of units redeemed/account charges			(453)
Net investment income (loss)			92
Net realized gain (loss)			26
Realized gain distributions			96
Net change in unrealized appreciation (depreciation)			289
Net assets			$1,864

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.31	0	$2	N/A	37.0%
12/31/2024	6.06	0	1	N/A	3.8%
12/31/2023	5.84	0	0	N/A	14.1%
12/31/2022	5.12	0	0	N/A	2.4%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	6.7%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust DFA US Targeted Value - 16-ZZJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$271,507	$273,309	12,217
Receivables: investments sold	691
Payables: investments purchased	-
Net assets	$272,198

	Net Assets	Units Outstanding	Accumulation Unit Value
	$272,198	37,070	$7.34

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,360
Net investment income (loss)			4,360

Gain (loss) on investments:
Net realized gain (loss)			1,384
Realized gain distributions			19,727
Net change in unrealized appreciation (depreciation)			(2,235)
Net gain (loss)			18,876

Increase (decrease) in net assets from operations			$23,236

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$4,360	$1,609
	Net realized gain (loss)	1,384	1,192
	Realized gain distributions	19,727	7,838
	Net change in unrealized appreciation (depreciation)	(2,235)	(3,434)

	Increase (decrease) in net assets from operations	23,236	7,205

	Contract owner transactions:
	Proceeds from units sold	185,448	84,955
	Cost of units redeemed	(26,437)	(7,539)
	Account charges	(31,033)	(16,136)
	Increase (decrease)	127,978	61,280
	Net increase (decrease)	151,214	68,485
	Net assets, beginning	120,984	52,499
	Net assets, ending	$272,198	$120,984

	Units sold	27,991	13,991
	Units redeemed	(8,871)	(4,464)
	Net increase (decrease)	19,120	9,527
	Units outstanding, beginning	17,950	8,423
	Units outstanding, ending	37,070	17,950

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$325,240
Cost of units redeemed/account charges			(91,877)
Net investment income (loss)			6,788
Net realized gain (loss)			2,479
Realized gain distributions			31,370
Net change in unrealized appreciation (depreciation)			(1,802)
Net assets			$272,198

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.34	37	$272	N/A	8.9%
12/31/2024	6.74	18	121	N/A	8.1%
12/31/2023	6.23	8	52	N/A	20.0%
12/31/2022	5.19	2	8	N/A	3.8%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	1.9%
2023	2.3%
2022	2.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Floating Rate High Income Portfolio - 16-ZZI

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,738	$29,739	3,081
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$29,738

	Net Assets	Units Outstanding	Accumulation Unit Value
	$29,738	4,519	$6.58

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(1)	-

	Increase (decrease) in net assets from operations	(1)	-

	Contract owner transactions:
	Proceeds from units sold	29,739	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	29,739	-
	Net increase (decrease)	29,738	-
	Net assets, beginning	-	-
	Net assets, ending	$29,738	$-

	Units sold	4,519	-
	Units redeemed	-	-
	Net increase (decrease)	4,519	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	4,519	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$29,739
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$29,738

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.58	5	$30	N/A	5.3%
12/31/2024	6.25	0	0	N/A	8.5%
12/31/2023	5.76	0	0	N/A	12.2%
12/31/2022	5.13	0	0	N/A	2.7%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth & Income Portfolio - 16-ZZH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,452	$42,278	1,212
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$40,452

	Net Assets	Units Outstanding	Accumulation Unit Value
	$40,452	4,430	$9.13

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$566
Net investment income (loss)			566

Gain (loss) on investments:
Net realized gain (loss)			1,114
Realized gain distributions			3,173
Net change in unrealized appreciation (depreciation)			(2,200)
Net gain (loss)			2,087

Increase (decrease) in net assets from operations			$2,653

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$566	$117
	Net realized gain (loss)	1,114	146
	Realized gain distributions	3,173	511
	Net change in unrealized appreciation (depreciation)	(2,200)	196

	Increase (decrease) in net assets from operations	2,653	970

	Contract owner transactions:
	Proceeds from units sold	36,858	4,796
	Cost of units redeemed	(6,266)	-
	Account charges	(1,151)	(798)
	Increase (decrease)	29,441	3,998
	Net increase (decrease)	32,094	4,968
	Net assets, beginning	8,358	3,390
	Net assets, ending	$40,452	$8,358

	Units sold	4,188	671
	Units redeemed	(870)	(110)
	Net increase (decrease)	3,318	561
	Units outstanding, beginning	1,112	551
	Units outstanding, ending	4,430	1,112

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$45,314
Cost of units redeemed/account charges			(8,847)
Net investment income (loss)			737
Net realized gain (loss)			1,277
Realized gain distributions			3,797
Net change in unrealized appreciation (depreciation)			(1,826)
Net assets			$40,452

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.13	4	$40	N/A	21.5%
12/31/2024	7.52	1	8	N/A	22.2%
12/31/2023	6.15	1	3	N/A	18.7%
12/31/2022	5.18	0	0	N/A	3.6%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.0%
2023	2.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Growth Opportunities Portfolio - 16-ZZG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,247	$106,624	1,116
Receivables: investments sold	79
Payables: investments purchased	-
Net assets	$111,326

	Net Assets	Units Outstanding	Accumulation Unit Value
	$111,326	10,114	$11.01

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			2,553
Realized gain distributions			414
Net change in unrealized appreciation (depreciation)			1,718
Net gain (loss)			4,685

Increase (decrease) in net assets from operations			$4,685

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	2,553	595
	Realized gain distributions	414	-
	Net change in unrealized appreciation (depreciation)	1,718	2,833

	Increase (decrease) in net assets from operations	4,685	3,428

	Contract owner transactions:
	Proceeds from units sold	100,387	19,086
	Cost of units redeemed	(960)	-
	Account charges	(12,128)	(3,727)
	Increase (decrease)	87,299	15,359
	Net increase (decrease)	91,984	18,787
	Net assets, beginning	19,342	555
	Net assets, ending	$111,326	$19,342

	Units sold	9,608	2,528
	Units redeemed	(1,637)	(470)
	Net increase (decrease)	7,971	2,058
	Units outstanding, beginning	2,143	85
	Units outstanding, ending	10,114	2,143

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$120,033
Cost of units redeemed/account charges			(16,906)
Net investment income (loss)			-
Net realized gain (loss)			3,162
Realized gain distributions			414
Net change in unrealized appreciation (depreciation)			4,623
Net assets			$111,326

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.01	10	$111	N/A	21.9%
12/31/2024	9.03	2	19	N/A	38.9%
12/31/2023	6.50	0	1	N/A	45.6%
12/31/2022	4.46	0	0	N/A	-10.8%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Strategic Income Portfolio - 16-ZZF (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.24

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.24	0	$0	N/A	8.8%
12/31/2024	5.74	0	0	N/A	6.1%
12/31/2023	5.41	0	0	N/A	9.4%
12/31/2022	4.94	0	0	N/A	-1.2%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Fidelity VIP Value Portfolio - 16-ZZE

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,302	$13,854	741
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$14,302

	Net Assets	Units Outstanding	Accumulation Unit Value
	$14,302	1,907	$7.50

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$193
Net investment income (loss)			193

Gain (loss) on investments:
Net realized gain (loss)			423
Realized gain distributions			1,500
Net change in unrealized appreciation (depreciation)			721
Net gain (loss)			2,644

Increase (decrease) in net assets from operations			$2,837

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$193	$281
	Net realized gain (loss)	423	179
	Realized gain distributions	1,500	1,956
	Net change in unrealized appreciation (depreciation)	721	(774)

	Increase (decrease) in net assets from operations	2,837	1,642

	Contract owner transactions:
	Proceeds from units sold	11,493	15,494
	Cost of units redeemed	(19,996)	-
	Account charges	(2,089)	(2,338)
	Increase (decrease)	(10,592)	13,156
	Net increase (decrease)	(7,755)	14,798
	Net assets, beginning	22,057	7,259
	Net assets, ending	$14,302	$22,057

	Units sold	1,838	2,434
	Units redeemed	(3,203)	(361)
	Net increase (decrease)	(1,365)	2,073
	Units outstanding, beginning	3,272	1,199
	Units outstanding, ending	1,907	3,272

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$34,575
Cost of units redeemed/account charges			(25,613)
Net investment income (loss)			559
Net realized gain (loss)			635
Realized gain distributions			3,698
Net change in unrealized appreciation (depreciation)			448
Net assets			$14,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.50	2	$14	N/A	11.2%
12/31/2024	6.74	3	22	N/A	11.4%
12/31/2023	6.05	1	7	N/A	19.8%
12/31/2022	5.05	0	0	N/A	1.0%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.9%
2023	2.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,199	$7,338	386
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,199

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,199	1,057	$6.81

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			128
Realized gain distributions			185
Net change in unrealized appreciation (depreciation)			(255)
Net gain (loss)			58

Increase (decrease) in net assets from operations			$58

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	128	5
	Realized gain distributions	185	-
	Net change in unrealized appreciation (depreciation)	(255)	113

	Increase (decrease) in net assets from operations	58	118

	Contract owner transactions:
	Proceeds from units sold	4,756	2,882
	Cost of units redeemed	-	-
	Account charges	(401)	(246)
	Increase (decrease)	4,355	2,636
	Net increase (decrease)	4,413	2,754
	Net assets, beginning	2,786	32
	Net assets, ending	$7,199	$2,786

	Units sold	1,128	453
	Units redeemed	(491)	(38)
	Net increase (decrease)	637	415
	Units outstanding, beginning	420	5
	Units outstanding, ending	1,057	420

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,692
Cost of units redeemed/account charges			(672)
Net investment income (loss)			-
Net realized gain (loss)			133
Realized gain distributions			185
Net change in unrealized appreciation (depreciation)			(139)
Net assets			$7,199

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.81	1	$7	N/A	2.7%
12/31/2024	6.63	0	3	N/A	11.3%
12/31/2023	5.96	0	0	N/A	27.1%
12/31/2022	4.69	0	0	N/A	-6.3%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. American Value - 16-ZZC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20	$21	1
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$20

	Net Assets	Units Outstanding	Accumulation Unit Value
	$20	2	$10.05

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			2

Increase (decrease) in net assets from operations			$2

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	1	-
	Realized gain distributions	2	-
	Net change in unrealized appreciation (depreciation)	(1)	-

	Increase (decrease) in net assets from operations	2	-

	Contract owner transactions:
	Proceeds from units sold	45	-
	Cost of units redeemed	-	-
	Account charges	(27)	-
	Increase (decrease)	18	-
	Net increase (decrease)	20	-
	Net assets, beginning	-	-
	Net assets, ending	$20	$-

	Units sold	5	-
	Units redeemed	(3)	-
	Net increase (decrease)	2	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	2	-

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$45
Cost of units redeemed/account charges			(27)
Net investment income (loss)			-
Net realized gain (loss)			1
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$20

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.05	0	$0	N/A	21.0%
12/31/2024	8.30	0	0	N/A	30.4%
12/31/2023	6.37	0	0	N/A	15.6%
12/31/2022	5.51	0	0	N/A	10.1%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Core Plus Bond - 16-ZZB

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$468,132	$463,809	80,266
Receivables: investments sold	1,427
Payables: investments purchased	-
Net assets	$469,559

	Net Assets	Units Outstanding	Accumulation Unit Value
	$469,559	83,063	$5.65

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,391
Net investment income (loss)			17,391

Gain (loss) on investments:
Net realized gain (loss)			857
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,304
Net gain (loss)			6,161

Increase (decrease) in net assets from operations			$23,552

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$17,391	$7,854
	Net realized gain (loss)	857	522
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	5,304	(3,341)

	Increase (decrease) in net assets from operations	23,552	5,035

	Contract owner transactions:
	Proceeds from units sold	307,028	145,209
	Cost of units redeemed	(31,724)	(3,147)
	Account charges	(56,646)	(29,490)
	Increase (decrease)	218,658	112,572
	Net increase (decrease)	242,210	117,607
	Net assets, beginning	227,349	109,742
	Net assets, ending	$469,559	$227,349

	Units sold	57,103	29,812
	Units redeemed	(17,109)	(8,168)
	Net increase (decrease)	39,994	21,644
	Units outstanding, beginning	43,069	21,425
	Units outstanding, ending	83,063	43,069

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$580,744
Cost of units redeemed/account charges			(144,671)
Net investment income (loss)			27,708
Net realized gain (loss)			1,455
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,323
Net assets			$469,559

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.65	83	$470	N/A	7.1%
12/31/2024	5.28	43	227	N/A	3.1%
12/31/2023	5.12	21	110	N/A	6.1%
12/31/2022	4.83	5	22	N/A	-3.5%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.0%
2024	4.7%
2023	3.7%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,668	$4,454	62
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,668

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,668	652	$7.16

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			83
Realized gain distributions			381
Net change in unrealized appreciation (depreciation)			(249)
Net gain (loss)			215

Increase (decrease) in net assets from operations			$215

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	83	27
	Realized gain distributions	381	-
	Net change in unrealized appreciation (depreciation)	(249)	461

	Increase (decrease) in net assets from operations	215	488

	Contract owner transactions:
	Proceeds from units sold	361	4,962
	Cost of units redeemed	(396)	-
	Account charges	(580)	(412)
	Increase (decrease)	(615)	4,550
	Net increase (decrease)	(400)	5,038
	Net assets, beginning	5,068	30
	Net assets, ending	$4,668	$5,068

	Units sold	52	799
	Units redeemed	(142)	(62)
	Net increase (decrease)	(90)	737
	Units outstanding, beginning	742	5
	Units outstanding, ending	652	742

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,376
Cost of units redeemed/account charges			(1,413)
Net investment income (loss)			-
Net realized gain (loss)			110
Realized gain distributions			381
Net change in unrealized appreciation (depreciation)			214
Net assets			$4,668

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.16	1	$5	N/A	4.8%
12/31/2024	6.83	1	5	N/A	24.2%
12/31/2023	5.50	0	0	N/A	13.2%
12/31/2022	4.86	0	0	N/A	-2.8%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Invesco V.I. Main Street Small Cap Fund - 16-ZZ1

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,478	$1,458	51
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,478

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,478	207	$7.13

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			143
Net change in unrealized appreciation (depreciation)			(21)
Net gain (loss)			125

Increase (decrease) in net assets from operations			$131

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$6	$-
	Net realized gain (loss)	3	2
	Realized gain distributions	143	33
	Net change in unrealized appreciation (depreciation)	(21)	41

	Increase (decrease) in net assets from operations	131	76

	Contract owner transactions:
	Proceeds from units sold	516	934
	Cost of units redeemed	-	-
	Account charges	(106)	(73)
	Increase (decrease)	410	861
	Net increase (decrease)	541	937
	Net assets, beginning	937	-
	Net assets, ending	$1,478	$937

	Units sold	79	154
	Units redeemed	(15)	(11)
	Net increase (decrease)	64	143
	Units outstanding, beginning	143	-
	Units outstanding, ending	207	143

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,450
Cost of units redeemed/account charges			(179)
Net investment income (loss)			6
Net realized gain (loss)			5
Realized gain distributions			176
Net change in unrealized appreciation (depreciation)			20
Net assets			$1,478

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.13	0	$1	N/A	8.7%
12/31/2024	6.56	0	1	N/A	12.7%
12/31/2023	5.82	0	0	N/A	18.1%
12/31/2022	4.93	0	0	N/A	-1.4%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust MFS Mid-Cap Growth Series - 16-ZZ2

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,654	$5,236	583
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,654

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,654	676	$6.88

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(76)
Realized gain distributions			811
Net change in unrealized appreciation (depreciation)			(549)
Net gain (loss)			186

Increase (decrease) in net assets from operations			$186

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	(76)	-
	Realized gain distributions	811	308
	Net change in unrealized appreciation (depreciation)	(549)	(35)

	Increase (decrease) in net assets from operations	186	273

	Contract owner transactions:
	Proceeds from units sold	729	5,524
	Cost of units redeemed	(1,029)	-
	Account charges	(613)	(447)
	Increase (decrease)	(913)	5,077
	Net increase (decrease)	(727)	5,350
	Net assets, beginning	5,381	31
	Net assets, ending	$4,654	$5,381

	Units sold	108	874
	Units redeemed	(243)	(68)
	Net increase (decrease)	(135)	806
	Units outstanding, beginning	811	5
	Units outstanding, ending	676	811

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,307
Cost of units redeemed/account charges			(2,114)
Net investment income (loss)			-
Net realized gain (loss)			(76)
Realized gain distributions			1,119
Net change in unrealized appreciation (depreciation)			(582)
Net assets			$4,654

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.88	1	$5	N/A	3.7%
12/31/2024	6.64	1	5	N/A	14.7%
12/31/2023	5.79	0	0	N/A	21.3%
12/31/2022	4.77	0	0	N/A	-4.6%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust MFS New Discovery Series - 16-ZZ3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$186,886	$165,272	12,013
Receivables: investments sold	518
Payables: investments purchased	-
Net assets	$187,404

	Net Assets	Units Outstanding	Accumulation Unit Value
	$187,404	28,558	$6.56

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1,040
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,690
Net gain (loss)			17,730

Increase (decrease) in net assets from operations			$17,730

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	1,040	1,142
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	16,690	2,062

	Increase (decrease) in net assets from operations	17,730	3,204

	Contract owner transactions:
	Proceeds from units sold	121,401	49,608
	Cost of units redeemed	(5,640)	(3,038)
	Account charges	(21,400)	(10,467)
	Increase (decrease)	94,361	36,103
	Net increase (decrease)	112,091	39,307
	Net assets, beginning	75,313	36,006
	Net assets, ending	$187,404	$75,313

	Units sold	20,361	9,328
	Units redeemed	(4,767)	(2,979)
	Net increase (decrease)	15,594	6,349
	Units outstanding, beginning	12,964	6,615
	Units outstanding, ending	28,558	12,964

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$210,817
Cost of units redeemed/account charges			(47,643)
Net investment income (loss)			-
Net realized gain (loss)			2,616
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,614
Net assets			$187,404

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.56	29	$187	N/A	13.0%
12/31/2024	5.81	13	75	N/A	6.7%
12/31/2023	5.44	7	36	N/A	14.4%
12/31/2022	4.76	1	6	N/A	-4.8%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Income Portfolio - 16-ZZ4 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.39

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.39	0	$0	N/A	10.4%
12/31/2024	5.79	0	0	N/A	5.6%
12/31/2023	5.48	0	0	N/A	8.4%
12/31/2022	5.06	0	0	N/A	1.1%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Long-Term US Government Portfolio - 16-ZZ5 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$4.58

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.58	0	$0	N/A	6.5%
12/31/2024	4.30	0	0	N/A	-5.9%
12/31/2023	4.57	0	0	N/A	4.1%
12/31/2022	4.39	0	0	N/A	-12.3%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Low Duration Portfolio - 16-ZZ6 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.78

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.78	0	$0	N/A	5.7%
12/31/2024	5.47	0	0	N/A	4.7%
12/31/2023	5.22	0	0	N/A	5.1%
12/31/2022	4.97	0	0	N/A	-0.7%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust PIMCO Total Return - 16-ZZ7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.72

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.72	0	$0	N/A	9.1%
12/31/2024	5.24	0	0	N/A	2.7%
12/31/2023	5.10	0	0	N/A	6.1%
12/31/2022	4.81	0	0	N/A	-3.8%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust TOPS Managed Risk Balanced ETF Portfolio – Class 1 - 16-ZZ8 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$18.73

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$18.73	0	$0	N/A	9.3%
12/31/2024	17.13	0	0	N/A	6.4%
12/31/2023	16.10	0	0	N/A	9.5%
12/31/2022	14.70	0	0	N/A	-2.0%
12/31/2021	15.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust TOPS Managed Risk Growth ETF Portfolio – Class 1 - 16-ZZ9 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$13.23

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$13.23	0	$0	N/A	12.0%
12/31/2024	11.82	0	0	N/A	8.0%
12/31/2023	10.94	0	0	N/A	11.4%
12/31/2022	9.83	0	0	N/A	-1.7%
12/31/2021	10.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust TOPS Managed Risk Moderate Growth ETF Portfolio – Class 1 - 16-ZZ0 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$32.32

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$32.32	0	$0	N/A	10.6%
12/31/2024	29.23	0	0	N/A	7.9%
12/31/2023	27.09	0	0	N/A	10.6%
12/31/2022	24.49	0	0	N/A	-2.1%
12/31/2021	25.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Total International Stock Market Index Portfolio - 16-ZYN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$973,511	$815,090	36,324
Receivables: investments sold	2,174
Payables: investments purchased	-
Net assets	$975,685

	Net Assets	Units Outstanding	Accumulation Unit Value
	$975,685	120,150	$8.12

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,167
Net investment income (loss)			16,167

Gain (loss) on investments:
Net realized gain (loss)			8,814
Realized gain distributions			9,856
Net change in unrealized appreciation (depreciation)			148,374
Net gain (loss)			167,044

Increase (decrease) in net assets from operations			$183,211

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$16,167	$8,481
	Net realized gain (loss)	8,814	3,697
	Realized gain distributions	9,856	1,439
	Net change in unrealized appreciation (depreciation)	148,374	(2,294)

	Increase (decrease) in net assets from operations	183,211	11,323

	Contract owner transactions:
	Proceeds from units sold	538,822	312,392
	Cost of units redeemed	(45,708)	(10,663)
	Account charges	(109,790)	(54,616)
	Increase (decrease)	383,324	247,113
	Net increase (decrease)	566,535	258,436
	Net assets, beginning	409,150	150,714
	Net assets, ending	$975,685	$409,150

	Units sold	76,254	53,637
	Units redeemed	(22,633)	(12,854)
	Net increase (decrease)	53,621	40,783
	Units outstanding, beginning	66,529	25,746
	Units outstanding, ending	120,150	66,529

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,099,778
Cost of units redeemed/account charges			(339,884)
Net investment income (loss)			25,778
Net realized gain (loss)			19,824
Realized gain distributions			11,768
Net change in unrealized appreciation (depreciation)			158,421
Net assets			$975,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.12	120	$976	N/A	32.0%
12/31/2024	6.15	67	409	N/A	5.1%
12/31/2023	5.85	26	151	N/A	15.5%
12/31/2022	5.07	6	29	N/A	1.3%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	3.0%
2023	1.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Capital Growth Portfolio - 16-ZYZ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,983	$83,152	1,609
Receivables: investments sold	528
Payables: investments purchased	-
Net assets	$99,511

	Net Assets	Units Outstanding	Accumulation Unit Value
	$99,511	10,919	$9.11

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$854
Net investment income (loss)			854

Gain (loss) on investments:
Net realized gain (loss)			5,600
Realized gain distributions			3,671
Net change in unrealized appreciation (depreciation)			13,839
Net gain (loss)			23,110

Increase (decrease) in net assets from operations			$23,964

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$854	$193
	Net realized gain (loss)	5,600	1,563
	Realized gain distributions	3,671	354
	Net change in unrealized appreciation (depreciation)	13,839	1,408

	Increase (decrease) in net assets from operations	23,964	3,518

	Contract owner transactions:
	Proceeds from units sold	64,766	74,632
	Cost of units redeemed	(28,785)	(3,322)
	Account charges	(24,700)	(16,852)
	Increase (decrease)	11,281	54,458
	Net increase (decrease)	35,245	57,976
	Net assets, beginning	64,266	6,290
	Net assets, ending	$99,511	$64,266

	Units sold	9,534	11,149
	Units redeemed	(7,710)	(3,064)
	Net increase (decrease)	1,824	8,085
	Units outstanding, beginning	9,095	1,010
	Units outstanding, ending	10,919	9,095

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$146,521
Cost of units redeemed/account charges			(75,297)
Net investment income (loss)			1,066
Net realized gain (loss)			7,273
Realized gain distributions			4,117
Net change in unrealized appreciation (depreciation)			15,831
Net assets			$99,511

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.11	11	$100	N/A	29.0%
12/31/2024	7.07	9	64	N/A	13.4%
12/31/2023	6.23	1	6	N/A	28.0%
12/31/2022	4.87	0	1	N/A	-2.6%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.5%
2023	0.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Diversified Value Portfolio - 16-ZYY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,841	$68,375	4,343
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$75,879

	Net Assets	Units Outstanding	Accumulation Unit Value
	$75,879	9,365	$8.10

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$912
Net investment income (loss)			912

Gain (loss) on investments:
Net realized gain (loss)			38
Realized gain distributions			4,768
Net change in unrealized appreciation (depreciation)			4,663
Net gain (loss)			9,469

Increase (decrease) in net assets from operations			$10,381

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$912	$394
	Net realized gain (loss)	38	229
	Realized gain distributions	4,768	1,426
	Net change in unrealized appreciation (depreciation)	4,663	1,844

	Increase (decrease) in net assets from operations	10,381	3,893

	Contract owner transactions:
	Proceeds from units sold	22,786	38,852
	Cost of units redeemed	(414)	(187)
	Account charges	(6,729)	(5,735)
	Increase (decrease)	15,643	32,930
	Net increase (decrease)	26,024	36,823
	Net assets, beginning	49,855	13,032
	Net assets, ending	$75,879	$49,855

	Units sold	3,325	5,919
	Units redeemed	(1,149)	(889)
	Net increase (decrease)	2,176	5,030
	Units outstanding, beginning	7,189	2,159
	Units outstanding, ending	9,365	7,189

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$75,691
Cost of units redeemed/account charges			(15,137)
Net investment income (loss)			1,319
Net realized gain (loss)			297
Realized gain distributions			6,243
Net change in unrealized appreciation (depreciation)			7,466
Net assets			$75,879

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.10	9	$76	N/A	16.8%
12/31/2024	6.94	7	50	N/A	14.9%
12/31/2023	6.04	2	13	N/A	20.1%
12/31/2022	5.03	0	1	N/A	0.5%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.3%
2023	0.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Equity Income Portfolio - 16-ZYX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,113,957	$1,023,485	42,554
Receivables: investments sold	1,813
Payables: investments purchased	-
Net assets	$1,115,770

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,115,770	145,445	$7.67

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,505
Net investment income (loss)			17,505

Gain (loss) on investments:
Net realized gain (loss)			3,295
Realized gain distributions			53,211
Net change in unrealized appreciation (depreciation)			58,876
Net gain (loss)			115,382

Increase (decrease) in net assets from operations			$132,887

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$17,505	$11,528
	Net realized gain (loss)	3,295	1,874
	Realized gain distributions	53,211	24,302
	Net change in unrealized appreciation (depreciation)	58,876	19,726

	Increase (decrease) in net assets from operations	132,887	57,430

	Contract owner transactions:
	Proceeds from units sold	571,839	310,753
	Cost of units redeemed	(53,745)	(62,129)
	Account charges	(113,876)	(61,425)
	Increase (decrease)	404,218	187,199
	Net increase (decrease)	537,105	244,629
	Net assets, beginning	578,665	334,036
	Net assets, ending	$1,115,770	$578,665

	Units sold	82,330	51,460
	Units redeemed	(24,987)	(21,905)
	Net increase (decrease)	57,343	29,555
	Units outstanding, beginning	88,102	58,547
	Units outstanding, ending	145,445	88,102

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,277,391
Cost of units redeemed/account charges			(375,500)
Net investment income (loss)			33,856
Net realized gain (loss)			2,609
Realized gain distributions			86,942
Net change in unrealized appreciation (depreciation)			90,472
Net assets			$1,115,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.67	145	$1,116	N/A	16.8%
12/31/2024	6.57	88	579	N/A	15.1%
12/31/2023	5.71	59	334	N/A	8.1%
12/31/2022	5.28	4	23	N/A	5.6%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.5%
2023	2.7%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Equity Index Portfolio - 16-ZYW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,622,302	$2,292,816	32,112
Receivables: investments sold	9,625
Payables: investments purchased	-
Net assets	$2,631,927

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,631,927	293,685	$8.96

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,131
Net investment income (loss)			14,131

Gain (loss) on investments:
Net realized gain (loss)			28,087
Realized gain distributions			27,229
Net change in unrealized appreciation (depreciation)			248,784
Net gain (loss)			304,100

Increase (decrease) in net assets from operations			$318,231

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$14,131	$6,144
	Net realized gain (loss)	28,087	27,036
	Realized gain distributions	27,229	17,566
	Net change in unrealized appreciation (depreciation)	248,784	58,458

	Increase (decrease) in net assets from operations	318,231	109,204

	Contract owner transactions:
	Proceeds from units sold	2,086,580	645,787
	Cost of units redeemed	(159,183)	(104,797)
	Account charges	(432,793)	(152,163)
	Increase (decrease)	1,494,604	388,827
	Net increase (decrease)	1,812,835	498,031
	Net assets, beginning	819,092	321,061
	Net assets, ending	$2,631,927	$819,092

	Units sold	260,900	95,826
	Units redeemed	(74,792)	(40,891)
	Net increase (decrease)	186,108	54,935
	Units outstanding, beginning	107,577	52,642
	Units outstanding, ending	293,685	107,577

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,071,457
Cost of units redeemed/account charges			(893,769)
Net investment income (loss)			20,769
Net realized gain (loss)			58,095
Realized gain distributions			45,889
Net change in unrealized appreciation (depreciation)			329,486
Net assets			$2,631,927

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.96	294	$2,632	N/A	17.7%
12/31/2024	7.61	108	819	N/A	24.8%
12/31/2023	6.10	53	321	N/A	26.1%
12/31/2022	4.84	4	21	N/A	-3.3%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.1%
2023	0.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Global Bond Index Portfolio - 16-ZYV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.51

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
	Net investment income (loss)	$-	$-
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	-	-

	Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	-	-
	Account charges	-	-
	Increase (decrease)	-	-
	Net increase (decrease)	-	-
	Net assets, beginning	-	-
	Net assets, ending	$-	$-

	Units sold	-	-
	Units redeemed	-	-
	Net increase (decrease)	-	-
	Units outstanding, beginning	-	-
	Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /21 /2022
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.51	0	$0	N/A	5.7%
12/31/2024	5.21	0	0	N/A	2.0%
12/31/2023	5.11	0	0	N/A	6.5%
12/31/2022	4.80	0	0	N/A	-4.1%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard High Yield Bond Portfolio - 16-ZYU

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$701,018	$694,141	92,889
Receivables: investments sold	295
Payables: investments purchased	-
Net assets	$701,313

	Net Assets	Units Outstanding	Accumulation Unit Value
	$701,313	108,541	$6.46

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,822
Net investment income (loss)			3,822

Gain (loss) on investments:
Net realized gain (loss)			291
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,113
Net gain (loss)			5,404

Increase (decrease) in net assets from operations			$9,226

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$3,822	$1,816
	Net realized gain (loss)	291	303
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	5,113	277

	Increase (decrease) in net assets from operations	9,226	2,396

	Contract owner transactions:
	Proceeds from units sold	662,162	30,592
	Cost of units redeemed	(6,782)	(2,343)
	Account charges	(12,955)	(6,286)
	Increase (decrease)	642,425	21,963
	Net increase (decrease)	651,651	24,359
	Net assets, beginning	49,662	25,303
	Net assets, ending	$701,313	$49,662

	Units sold	103,492	5,748
	Units redeemed	(3,343)	(1,907)
	Net increase (decrease)	100,149	3,841
	Units outstanding, beginning	8,392	4,551
	Units outstanding, ending	108,541	8,392

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$722,072
Cost of units redeemed/account charges			(34,239)
Net investment income (loss)			5,947
Net realized gain (loss)			656
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,877
Net assets			$701,313

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.46	109	$701	N/A	9.2%
12/31/2024	5.92	8	50	N/A	6.4%
12/31/2023	5.56	5	25	N/A	11.7%
12/31/2022	4.98	1	5	N/A	-0.4%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	4.8%
2023	2.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard International Portfolio - 16-ZYT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,822	$10,504	413
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$11,822

	Net Assets	Units Outstanding	Accumulation Unit Value
	$11,822	1,638	$7.22

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$76
Net investment income (loss)			76

Gain (loss) on investments:
Net realized gain (loss)			99
Realized gain distributions			512
Net change in unrealized appreciation (depreciation)			1,007
Net gain (loss)			1,618

Increase (decrease) in net assets from operations			$1,694

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$76	$46
	Net realized gain (loss)	99	53
	Realized gain distributions	512	123
	Net change in unrealized appreciation (depreciation)	1,007	128

	Increase (decrease) in net assets from operations	1,694	350

	Contract owner transactions:
	Proceeds from units sold	4,523	6,844
	Cost of units redeemed	(2)	-
	Account charges	(2,300)	(1,857)
	Increase (decrease)	2,221	4,987
	Net increase (decrease)	3,915	5,337
	Net assets, beginning	7,907	2,570
	Net assets, ending	$11,822	$7,907

	Units sold	661	1,159
	Units redeemed	(337)	(311)
	Net increase (decrease)	324	848
	Units outstanding, beginning	1,314	466
	Units outstanding, ending	1,638	1,314

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,471
Cost of units redeemed/account charges			(4,928)
Net investment income (loss)			126
Net realized gain (loss)			191
Realized gain distributions			644
Net change in unrealized appreciation (depreciation)			1,318
Net assets			$11,822

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.22	2	$12	N/A	20.0%
12/31/2024	6.02	1	8	N/A	9.0%
12/31/2023	5.52	0	3	N/A	14.7%
12/31/2022	4.81	0	0	N/A	-3.7%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.9%
2023	0.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Mid-Cap Index Portfolio - 16-ZYS

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$663,200	$610,726	23,779
Receivables: investments sold	1,681
Payables: investments purchased	-
Net assets	$664,881

	Net Assets	Units Outstanding	Accumulation Unit Value
	$664,881	90,864	$7.32

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,828
Net investment income (loss)			4,828

Gain (loss) on investments:
Net realized gain (loss)			4,962
Realized gain distributions			19,235
Net change in unrealized appreciation (depreciation)			21,816
Net gain (loss)			46,013

Increase (decrease) in net assets from operations			$50,841

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$4,828	$2,332
	Net realized gain (loss)	4,962	5,752
	Realized gain distributions	19,235	1,943
	Net change in unrealized appreciation (depreciation)	21,816	17,637

	Increase (decrease) in net assets from operations	50,841	27,664

	Contract owner transactions:
	Proceeds from units sold	432,182	195,013
	Cost of units redeemed	(28,928)	(20,111)
	Account charges	(82,432)	(43,027)
	Increase (decrease)	320,822	131,875
	Net increase (decrease)	371,663	159,539
	Net assets, beginning	293,218	133,679
	Net assets, ending	$664,881	$293,218

	Units sold	63,028	33,478
	Units redeemed	(16,860)	(12,231)
	Net increase (decrease)	46,168	21,247
	Units outstanding, beginning	44,696	23,449
	Units outstanding, ending	90,864	44,696

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$772,701
Cost of units redeemed/account charges			(201,275)
Net investment income (loss)			7,562
Net realized gain (loss)			11,737
Realized gain distributions			21,682
Net change in unrealized appreciation (depreciation)			52,474
Net assets			$664,881

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.32	91	$665	N/A	11.5%
12/31/2024	6.56	45	293	N/A	15.1%
12/31/2023	5.70	23	134	N/A	15.8%
12/31/2022	4.92	4	20	N/A	-1.6%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.1%
2023	0.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Money Market Portfolio - 16-ZYR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,293,433	$3,293,098	3,350,629
Receivables: investments sold	57,532
Payables: investments purchased	-
Net assets	$3,350,965

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,350,965	2,872,536	$1.17

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$132,199
Net investment income (loss)			132,199

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(80)
Net gain (loss)			(80)

Increase (decrease) in net assets from operations			$132,119

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$132,199	$106,110
	Net realized gain (loss)	-	-
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	(80)	196

	Increase (decrease) in net assets from operations	132,119	106,306

	Contract owner transactions:
	Proceeds from units sold	2,826,292	4,457,971
	Cost of units redeemed	(2,921,839)	(2,529,621)
	Account charges	(129,548)	(74,713)
	Increase (decrease)	(225,095)	1,853,637
	Net increase (decrease)	(92,976)	1,959,943
	Net assets, beginning	3,443,941	1,483,998
	Net assets, ending	$3,350,965	$3,443,941

	Units sold	2,850,166	4,235,533
	Units redeemed	(3,053,541)	(2,553,997)
	Net increase (decrease)	(203,375)	1,681,536
	Units outstanding, beginning	3,075,911	1,394,375
	Units outstanding, ending	2,872,536	3,075,911

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,004,549
Cost of units redeemed/account charges			(8,920,452)
Net investment income (loss)			266,529
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			335
Net assets			$3,350,965

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	2,873	$3,351	N/A	4.2%
12/31/2024	1.12	3,076	3,444	N/A	5.2%
12/31/2023	1.06	1,394	1,484	N/A	5.1%
12/31/2022	1.01	207	210	N/A	1.3%
12/31/2021	1.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	4.3%
2023	3.2%
2022	0.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,352	$9,889	970
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$10,352

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,352	1,752	$5.91

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$399
Net investment income (loss)			399

Gain (loss) on investments:
Net realized gain (loss)			25
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			222
Net gain (loss)			247

Increase (decrease) in net assets from operations			$646

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$399	$164
	Net realized gain (loss)	25	8
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	222	159

	Increase (decrease) in net assets from operations	646	331

	Contract owner transactions:
	Proceeds from units sold	2,700	7,808
	Cost of units redeemed	-	-
	Account charges	(2,267)	(2,086)
	Increase (decrease)	433	5,722
	Net increase (decrease)	1,079	6,053
	Net assets, beginning	9,273	3,220
	Net assets, ending	$10,352	$9,273

	Units sold	469	1,452
	Units redeemed	(394)	(386)
	Net increase (decrease)	75	1,066
	Units outstanding, beginning	1,677	611
	Units outstanding, ending	1,752	1,677

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,687
Cost of units redeemed/account charges			(5,413)
Net investment income (loss)			573
Net realized gain (loss)			42
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			463
Net assets			$10,352

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.91	2	$10	N/A	6.9%
12/31/2024	5.53	2	9	N/A	4.9%
12/31/2023	5.27	1	3	N/A	6.2%
12/31/2022	4.96	0	0	N/A	-0.7%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	2.6%
2023	0.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Small Company Growth - 16-ZYP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,102	$23,764	1,318
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$25,140

	Net Assets	Units Outstanding	Accumulation Unit Value
	$25,140	3,758	$6.69

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$103
Net investment income (loss)			103

Gain (loss) on investments:
Net realized gain (loss)			32
Realized gain distributions			1,464
Net change in unrealized appreciation (depreciation)			(128)
Net gain (loss)			1,368

Increase (decrease) in net assets from operations			$1,471

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$103	$63
	Net realized gain (loss)	32	708
	Realized gain distributions	1,464	-
	Net change in unrealized appreciation (depreciation)	(128)	600

	Increase (decrease) in net assets from operations	1,471	1,371

	Contract owner transactions:
	Proceeds from units sold	11,090	15,469
	Cost of units redeemed	(7)	(4,239)
	Account charges	(5,291)	(3,706)
	Increase (decrease)	5,792	7,524
	Net increase (decrease)	7,263	8,895
	Net assets, beginning	17,877	8,982
	Net assets, ending	$25,140	$17,877

	Units sold	1,767	2,593
	Units redeemed	(844)	(1,345)
	Net increase (decrease)	923	1,248
	Units outstanding, beginning	2,835	1,587
	Units outstanding, ending	3,758	2,835

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$36,562
Cost of units redeemed/account charges			(15,155)
Net investment income (loss)			170
Net realized gain (loss)			761
Realized gain distributions			1,464
Net change in unrealized appreciation (depreciation)			1,338
Net assets			$25,140

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.69	4	$25	N/A	6.1%
12/31/2024	6.30	3	18	N/A	11.4%
12/31/2023	5.66	2	9	N/A	19.6%
12/31/2022	4.73	0	0	N/A	-5.4%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.5%
2023	0.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Total Bond Market Index Portfolio - 16-ZYO

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$488,107	$473,732	45,379
Receivables: investments sold	1,991
Payables: investments purchased	-
Net assets	$490,098

	Net Assets	Units Outstanding	Accumulation Unit Value
	$490,098	89,325	$5.49

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,356
Net investment income (loss)			10,356

Gain (loss) on investments:
Net realized gain (loss)			477
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,726
Net gain (loss)			13,203

Increase (decrease) in net assets from operations			$23,559

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$10,356	$4,245
	Net realized gain (loss)	477	354
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	12,726	(2,107)

	Increase (decrease) in net assets from operations	23,559	2,492

	Contract owner transactions:
	Proceeds from units sold	319,833	155,539
	Cost of units redeemed	(31,880)	(9,695)
	Account charges	(59,602)	(31,667)
	Increase (decrease)	228,351	114,177
	Net increase (decrease)	251,910	116,669
	Net assets, beginning	238,188	121,519
	Net assets, ending	$490,098	$238,188

	Units sold	61,024	32,531
	Units redeemed	(18,123)	(10,086)
	Net increase (decrease)	42,901	22,445
	Units outstanding, beginning	46,424	23,979
	Units outstanding, ending	89,325	46,424

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$618,732
Cost of units redeemed/account charges			(159,056)
Net investment income (loss)			15,334
Net realized gain (loss)			713
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,375
Net assets			$490,098

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.49	89	$490	N/A	6.9%
12/31/2024	5.13	46	238	N/A	1.2%
12/31/2023	5.07	24	122	N/A	5.6%
12/31/2022	4.80	5	22	N/A	-4.0%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.4%
2023	1.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard Total Stock Market Index Portfolio - 16-ZYM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$333,482	$283,223	5,476
Receivables: investments sold	229
Payables: investments purchased	-
Net assets	$333,711

	Net Assets	Units Outstanding	Accumulation Unit Value
	$333,711	37,990	$8.78

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,600
Net investment income (loss)			2,600

Gain (loss) on investments:
Net realized gain (loss)			2,209
Realized gain distributions			12,140
Net change in unrealized appreciation (depreciation)			24,794
Net gain (loss)			39,143

Increase (decrease) in net assets from operations			$41,743

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$2,600	$1,453
	Net realized gain (loss)	2,209	2,079
	Realized gain distributions	12,140	7,971
	Net change in unrealized appreciation (depreciation)	24,794	16,063

	Increase (decrease) in net assets from operations	41,743	27,566

	Contract owner transactions:
	Proceeds from units sold	133,692	90,818
	Cost of units redeemed	(1,352)	(585)
	Account charges	(36,846)	(19,441)
	Increase (decrease)	95,494	70,792
	Net increase (decrease)	137,237	98,358
	Net assets, beginning	196,474	98,116
	Net assets, ending	$333,711	$196,474

	Units sold	16,867	13,849
	Units redeemed	(5,031)	(3,853)
	Net increase (decrease)	11,836	9,996
	Units outstanding, beginning	26,154	16,158
	Units outstanding, ending	37,990	26,154

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$319,565
Cost of units redeemed/account charges			(66,120)
Net investment income (loss)			4,297
Net realized gain (loss)			4,407
Realized gain distributions			21,303
Net change in unrealized appreciation (depreciation)			50,259
Net assets			$333,711

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.78	38	$334	N/A	16.9%
12/31/2024	7.51	26	196	N/A	23.7%
12/31/2023	6.07	16	98	N/A	26.0%
12/31/2022	4.82	4	18	N/A	-3.6%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.0%
2023	0.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust Vanguard VIF Real Estate Index - 16-ZYL

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$491,278	$485,424	42,557
Receivables: investments sold	1,109
Payables: investments purchased	-
Net assets	$492,387

	Net Assets	Units Outstanding	Accumulation Unit Value
	$492,387	90,837	$5.42

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,037
Net investment income (loss)			8,037

Gain (loss) on investments:
Net realized gain (loss)			580
Realized gain distributions			5,146
Net change in unrealized appreciation (depreciation)			(4,376)
Net gain (loss)			1,350

Increase (decrease) in net assets from operations			$9,387

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$8,037	$4,600
	Net realized gain (loss)	580	840
	Realized gain distributions	5,146	3,881
	Net change in unrealized appreciation (depreciation)	(4,376)	(484)

	Increase (decrease) in net assets from operations	9,387	8,837

	Contract owner transactions:
	Proceeds from units sold	309,858	132,629
	Cost of units redeemed	(11,892)	(6,286)
	Account charges	(52,306)	(26,814)
	Increase (decrease)	245,660	99,529
	Net increase (decrease)	255,047	108,366
	Net assets, beginning	237,340	128,974
	Net assets, ending	$492,387	$237,340

	Units sold	58,598	27,294
	Units redeemed	(12,908)	(7,844)
	Net increase (decrease)	45,690	19,450
	Units outstanding, beginning	45,147	25,697
	Units outstanding, ending	90,837	45,147

	* Date of Fund Inception into Variable Account: 7 /21 /2022
	Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$575,820
Cost of units redeemed/account charges			(112,976)
Net investment income (loss)			13,056
Net realized gain (loss)			815
Realized gain distributions			9,818
Net change in unrealized appreciation (depreciation)			5,854
Net assets			$492,387

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.42	91	$492	N/A	3.1%
12/31/2024	5.26	45	237	N/A	4.7%
12/31/2023	5.02	26	129	N/A	11.7%
12/31/2022	4.49	3	13	N/A	-10.1%
12/31/2021	5.00	0	0	N/A	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.5%
2023	0.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Variable Life Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
American Funds	DFA	Pimco
BlackRock	Fidelity	TOPS
CBOE VEST	Invesco	Vanguard
Franklin Templeton	MFS

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

The Variable Account operations constitute a single operating segment, and therefore the single reportable segment of the Variable Account. The Chief Financial Officer of the Company is the chief operating decision maker ("CODM"). The CODM manages the business activities of the Variable Account and utilizes the net increase (decrease) in net assets from operations presented in the Statement of Operations to allocate resources and assess performance of the Variable Account. The measurement of segment assets is reported as "Net Assets" on the Statement of Net Assets. The segment's significant expenses, as described in Note 3, are charges for mortality and expense risk and/or account charges which are reported separately on the Statement of Operations and/or Statement of Changes in Net Assets.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2025. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2025.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value as noted on the financials, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2025, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,207,903	$-	$-	$14,207,903

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2025, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2025 and 2024, were $1,440,563 and $694,130, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

Flexible Premium Variable Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $15 per month (3) premium expense charge which is currently 6 percent of each premium paid for the first ten Policy Years and 2 percent thereafter, (4) in the event of a full surrender, you could pay a Surrender Charge of up to $60 (6%) per $1,000 of the Face Amount as of the Policy Date, (5) asset-based charge at an annual rate of 0.20 percent of Account Value and is guaranteed not to increase for the duration of a Policy, and (6) Maximum Face Amount Charge at the rate of $3.52 per month per $1,000 of insurance coverage that covers the cost for expenses associated with sales and underwriting with a margin for profit and overall expenses.

AUL American Individual Variable Life Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, by each subaccount, are shown below:

Fund Name	Purchases	Sales
American Funds American High-Income Trust - 16-ZZZ	$3,656	$1,319
American Funds Global Balanced - 16-ZZY	244	297
American Funds Growth - 16-ZZX	565,304	155,800
American Funds Growth and Income - 16-ZZW	134,735	8,821
American Funds International Growth and Income - 16-ZZV	557,675	154,208
American Funds New World Fund - 16-ZZU	9,227	2,222
BlackRock Global Allocation - 16-ZZT	3,167	105
BlackRock Small Cap Index - 16-ZZR	1,903	989
BlackRock Total Return - 16-ZZQ	6,304	205
ClearBridge Variable Large Cap Value Portfolio - 16-ZZN	15,072	558
ClearBridge Variable Mid Cap Portfolio - 16-ZZM	170	59
DFA Inflation Protected Securities - 16-ZZL	166,077	49,872
DFA International Small Portfolio - 16-ZZK	618	258
DFA US Targeted Value - 16-ZZJ	185,448	57,470
Fidelity VIP Floating Rate High Income Portfolio - 16-ZZI	29,739	-
Fidelity VIP Growth & Income Portfolio - 16-ZZH	36,858	7,417
Fidelity VIP Growth Opportunities Portfolio - 16-ZZG	100,387	13,088
Fidelity VIP Value Portfolio - 16-ZZE	11,493	22,085
Franklin Small-Mid Cap Growth VIP Fund - 16-ZZD	4,745	390
Invesco V.I. American Value - 16-ZZC	45	27
Invesco V.I. Core Plus Bond - 16-ZZB	307,028	88,370
Invesco V.I. Discovery Mid Cap Growth Fund - 16-ZZA	361	976
Invesco V.I. Main Street Small Cap Fund - 16-ZZ1	516	106
MFS Mid-Cap Growth Series - 16-ZZ2	729	1,642
MFS New Discovery Series - 16-ZZ3	121,401	27,040
Vanguard Capital Growth Portfolio - 16-ZYZ	64,766	53,485
Vanguard Diversified Value Portfolio - 16-ZYY	22,786	7,143
Vanguard Equity Income Portfolio - 16-ZYX	571,839	167,621
Vanguard Equity Index Portfolio - 16-ZYW	2,086,580	591,976
Vanguard High Yield Bond Portfolio - 16-ZYU	662,162	19,737
Vanguard International Portfolio - 16-ZYT	4,523	2,302
Vanguard Mid-Cap Index Portfolio - 16-ZYS	432,182	111,360
Vanguard Money Market Portfolio - 16-ZYR	2,826,292	3,051,387
Vanguard Short-Term Investment-Grade Portfolio - 16-ZYQ	2,700	2,267
Vanguard Small Company Growth - 16-ZYP	11,090	5,298
Vanguard Total Bond Market Index Portfolio - 16-ZYO	319,833	91,482
Vanguard Total International Stock Market Index Portfolio - 16-ZYN	538,822	155,498
Vanguard Total Stock Market Index Portfolio - 16-ZYM	133,692	38,198
Vanguard VIF Real Estate Index - 16-ZYL	309,858	64,198
Total	$10,250,027	$4,955,276

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 27, 2026, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2025 and 2024

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in surplus, and of cash flow for the years then ended, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flow for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP
One American Square, Suite 2100
Indianapolis, Indiana 46282
(317) 222 2202

www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 14, 2026

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2025 and 2024

(In thousands)

	2025	2024
Admitted assets
Bonds, at amortized cost (fair value of $10,512,977 and $10,689,170)	$10,387,947	$11,549,070
Stocks
Preferred, at cost (fair value of $14,999)	15,000	15,000
Common, at fair value
Affiliated (cost of $2,964)	9,264	10,951
Unaffiliated (cost of $68,990 and $68,521)	68,991	69,559
Mortgage loans	1,749,303	2,556,978
Real estate	87,662	88,592
Other invested assets	711,136	672,499
Receivables for securities	130	6,172
Securities lending reinvested collateral	414,066	356,960
Derivatives	11,734	13,634
Contract loans	900,061	771,468
Cash, cash equivalents and short-term investments (fair value of $286,545 and $373,052)	286,534	373,029
Total cash and invested assets	14,641,828	16,483,912
Other
Premiums deferred and uncollected	107,067	99,049
Reinsurance receivables	64,473	51,215
Investment income due and accrued	117,163	126,470
Federal income tax recoverable	43,573	57,729
Net deferred tax asset	112,051	122,283
Corporate owned life insurance	586,040	548,492
Admitted disallowed IMR	35,447	75,607
Other assets	37,412	74,007
Total admitted assets, excluding separate accounts	15,745,054	17,638,764
Separate account assets	20,006,808	22,098,831
Total admitted assets	$35,751,862	$39,737,595

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2025 and 2024

(In thousands, except share amounts)

	2025	2024
Liabilities and surplus
Policy reserves
Life reserves	$3,909,356	$3,713,686
Annuity reserves	6,843,395	9,702,761
Accident and health reserves	218,347	234,972
Other reserves	51,393	61,567
	11,022,491	13,712,986
Policy and contract liabilities
Deposit-type contracts	1,297,515	1,658,259
Policy claims in process of settlement	70,455	68,863
Policy dividends payable	41,423	35,339
Other policy and contract liabilities	28,968	19,330
	1,438,361	1,781,791
General liabilities and other reserves
Accrued commissions and general expenses	260,721	270,355
Taxes, licenses and fees	11,158	7,084
Asset valuation reserve	206,233	211,978
Payable for securities lending	414,066	356,960
Funds held under coinsurance	1,089,364	-
Derivatives	6,083	2,947
Other liabilities	124,809	186,213
Total liabilities, excluding separate accounts	14,573,286	16,530,314
Separate account liabilities	20,006,808	22,098,831
Total liabilities	34,580,094	38,629,145

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	379,250	369,250
Special surplus funds - admitted disallowed IMR	35,447	75,607
Unassigned surplus	677,071	583,593
Total surplus	1,171,768	1,108,450
Total liabilities and surplus	$35,751,862	$39,737,595

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Premium and other income
Premiums, net of reinsurance	$(22,293,967)	$5,244,462
Net investment income	655,745	742,119
Amortization (accretion) of interest maintenance reserve	(6,190)	(4,661)
Ceding commissions, expense allowances and reserve adjustments	122,694	66,442
Other income	65,654	183,139
Change in modified coinsurance on separate accounts	15,624,921	-
	(5,831,143)	6,231,501
Benefits and expenses
Benefits	1,152,832	5,536,792
Increase (decrease) in policy and contract reserves	(2,690,496)	805,547
Separate account transfers	(4,986,647)	(813,280)
General expenses	389,313	484,238
Commissions and service fees	207,665	212,298
Taxes, licenses and fees	30,899	36,904
Other expenses	7,057	3,249
	(5,889,377)	6,265,748
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	58,234	(34,247)

Dividends to policyholders	44,220	38,368
Federal income tax expense (benefit)	12,068	(38,101)
Net gain (loss) from operations before net realized capital gains (losses)	1,946	(34,514)

Net realized capital gains (losses), (excluding transfers to the IMR) less capital gains tax of ($14,695) and $13,977, excluding taxes transferred to the interest maintenance reserve of ($17,942) and ($18,039), in 2025 and 2024, respectively	9,208	(24,102)
Net income (loss)	$11,154	$(58,616)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Surplus, beginning of year	$1,108,450	$1,153,916

Net income (loss)	11,154	(58,616)
Change in unrealized gains (losses)	(14,631)	9,126
Change in net unrealized gains (losses) on foreign exchange	6,843	2,719
Change in net deferred income tax	(5,708)	20,148
Change in asset valuation reserve	5,745	(7,624)
Change in nonadmitted assets	24,080	(14,344)
Change in surplus as a result of reinsurance	32,515	-
Surplus adjustment paid in	10,000
Change in pension asset	(1,202)	3,125
Prior period adjustment	(5,478)	-
Surplus, end of year	$1,171,768	$1,108,450

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Cash from operations
Premiums and other policy considerations	$1,768,422	$5,243,091
Investment income	649,438	754,995
Other income	209,312	270,877
	2,627,172	6,268,963

Benefits and separate account transfers	1,445,040	4,718,927
Commissions and general expenses	361,718	735,892
Federal income taxes including ($32,637) and ($4,062) for 2025 and 2024, respectively, on capital gains (losses)	(36,182)	(21,070)
Dividends to policyholders	38,122	32,199
	1,808,698	5,465,948
Net cash provided (used) from operations	818,474	803,015

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	684,715	1,208,047
Stocks	-	10,011
Mortgage loans	183,742	220,243
Other invested assets	60,112	37,615
Miscellaneous proceeds	34,925	75,745
	963,494	1,551,661

Cost of investments acquired
Bonds	1,268,857	1,301,355
Stocks	470	1,712
Mortgage loans	247,576	346,683
Real estate	5,351	6,706
Other invested assets	116,964	103,247
Miscellaneous applications	121,483	43,333
	1,760,701	1,803,036
Increase in contract loans	128,593	117,560
Net cash provided (used) from investments	(925,800)	(368,935)

Cash from financing and miscellaneous sources
Paid in surplus	10,000	-
Net deposits on deposit-type contracts	(48,104)	(209,280)
Other sources (uses)	58,935	26,710
Net cash provided (used) from financing and miscellaneous sources	20,831	(182,570)
Net change in cash	(86,495)	251,510
Cash and cash equivalents, beginning of year	373,029	121,519

Cash and cash equivalents, end of year	$286,534	$373,029

Supplemental disclosures for non-cash transactions:
Capitalized interest	$6,731	$6,526
Transfers of invested assets under coinsurance ceded agreement, net of IMR	2,543,467	-

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-six percent of AUL’s direct premiums for the year ended December 31, 2025 were generated in six states: California, Texas, Indiana, Florida, Pennsylvania and Illinois.

In December 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2025 and 2024 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2025	2024
Audited statutory net income (loss), Indiana state basis		$11,154	$(58,616)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(9,034)	(17,429)
Statutory net income (loss), NAIC SAP		$20,188	$(41,187)

Audited statutory surplus, Indiana state basis		$1,171,768	$1,108,450
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(8,526)	508
Statutory surplus, NAIC SAP		$1,180,294	$1,107,942

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities, and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Correction of Error

In 2025, the Company identified an overstated receivable during a review of receivables, payables and suspense. As a result, 2024 total surplus and current federal income tax were both overstated by $1.4 million. The overstated receivable of $6.9 million within other assets was fully non-admitted at December 31, 2024, thus the write-down of the receivable did not impact net surplus, however the tax impact of the write down did impact surplus for $1.4 million. This was corrected directly through surplus in 2025.

Investments

Effective January 1, 2025, the Company adopted revisions to the NAIC SAP related to the Principles-Based Bond Definition (“PBBD”) project, which revised the definition, classification, accounting, and reporting of bond investments. The revised guidance primarily affects Statement of Statutory Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 - Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets, and requires the classification of debt securities based on a principles-based assessment of whether the instrument represents a creditor relationship and qualifies as either an Issuer Credit Obligation (“ICO”) or an Asset-Backed Security (“ABS”).

Upon adoption, the Company evaluated its investment portfolio under the revised guidance for potential reclassification of certain investments previously reported as bonds to other invested asset categories. However, all bond investments held by the Company and previously reported on Schedule D remained eligible for Schedule D reporting under the new bond definition. The adoption of this guidance did not result in a cumulative effect adjustment to surplus as of January 1, 2025.

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its asset-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee. Residual tranche investments are reported at the lower of amortized cost or market with income recognized using the Allowable Earned Yield method as prescribed by SSAP No. 21 – Other Admitted Assets.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2025, the cash surrender value in an investment vehicle is $586.0 million and is allocated into the following categories based on primary underlying investment characteristics: 11% bonds, 26% stocks, 2% mortgage loans, 0% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Valuation adjustments for other-than-temporary impairments of asset-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $207.7 million and $157.1 million as of December 31, 2025 and 2024, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2025 and 2024 was $39.4 million and $29.9 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2025. The Company has also admitted a net negative (disallowed) IMR balance of $0.3 million related to its separate accounts.

Net negative (disallowed) IMR	$35,447
Admitted disallowed IMR	35,447
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,045,535
Admitted disallowed IMR % of adjusted capital and surplus:	3.4%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health, and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The Board of Directors approve the dividend scale.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $1.3 million and $1.7 million for the years ended December 31, 2025 and 2024, respectively. Future lease commitments are as follows: 2026, $0.8 million; 2027, $0.8 million; 2028, $0.6 million; 2029, $0.1 million; 2030 and thereafter, $0.0 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, McCready & Keene, Inc. (sold in April 2025), and OneAmerica Retirement Services, LLC (sold in January 2025). Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2025 and 2024, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The Company also uses derivatives, including credit default swap indexes, to hedge credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance requires derivative instruments used in economic hedging transactions to be marked-to-market and recognized at fair value on the Statutory Statements of Admitted Assets, Liabilities, and Surplus, with changes in fair value reported in unassigned surplus as unrealized gains or losses. At the time the contracts expire or are terminated, any gain or loss is reported as a capital gain or loss in the Statutory Statement of Operations and are reduced by amounts transferred to the Interest Maintenance Reserve (“IMR”). Foreign currency swaps which qualify as cash flow hedges are carried at the cumulative unrealized gain/loss on the contract, with current period translation adjustments reflected as unrealized gains/losses through unassigned surplus. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2025, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2025, statutory surplus was $675.8 million and $61.4 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2025 and 2024 for such services were $130.0 million and $128.9 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,883.4 million and $1,741.3 million at December 31, 2025 and 2024, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made all seven contributions agreed to in the permitted practice. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million in both 2025 and 2024 from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million in both 2025 and 2024. The Company made no capital contribution to OAS in 2024 or 2025. The Company received dividends of $7.0 million from OAS in 2025 and no dividends in 2024.

The Company earned fees of $0.2 million and $0.8 million in 2025 and 2024, respectively, from the McCready & Keane Inc. management services agreement. During April 2025 McCready and Keane Inc. was sold.

The Company earned fees of $0.0 million and $0.1 million in 2025 and 2024, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2025 or 2024. During 2025 and 2024, the Company recognized a realized impairment loss of $0.7 million and $0.8 million, respectively, on its investment in RMS.

During 2024, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $9.2 million. Effective January 1, 2025, OneAmerica sold OARS to Voya Financial as a part of the transaction described in Note 11.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $21.4 million and $11.2 million in 2025 and 2024, respectively. OAM also provides investment management services to AUL and fees for this service were $18.1 million and $15.7 million in 2025 and 2024, respectively.

Intercompany services are settled monthly.

4.	Investments

Revisions to SSAP No. 26 – Bonds, and SSAP No. 43 – Asset-Backed Securities adopted August 2023, to incorporate the Principles Based Bond Definition (“PBBD”) concepts were effective January 1, 2025. Bonds reported in the accompanying statutory financial statements are classified in accordance with the revised PBBD included in SSAP No. 26 – Bonds. Under this guidance, qualifying debt securities are classified as either Issuer Credit Obligations or Asset-Backed Securities based on an evaluation of the substance of the creditor relationship, the primary source of repayment, and substantive credit enhancements and meaningful cash flows, if applicable. The Company’s evaluation of its investment portfolio under the revised bond definition did not result in material changes to the classification of invested assets.

The transition guidance is to be applied prospectively beginning with the first year of adoption. The following disclosures have been modified to conform to the new bond categories and sub-categories as prescribed by the NAIC. For disclosures that provide comparative information, the prior year information is not restated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
		Unrealized		Fair
2025	Admitted	Gains	Losses	Value
Issuer credit obligations (unaffiliated)
U.S. government obligations	$3,903	$11	$-	$3,914
Non-U.S. sovereign jurisdiction securities	110,693	332	16,334	94,691
Municipal bonds - general obligations	143,610	1,590	26,897	118,303
Municipal bonds - special revenue	80,956	485	13,792	67,649
Corporate bonds	6,628,948	77,904	694,999	6,011,853
Single entity backed obligations	254,388	2,008	40,775	215,621
Bonds issued by funds representing operating entities	190,281	103	14,402	175,982
Bank loans - acquired	174,709	527	2,553	172,683
Other issuer credit obligations	63,656	1,960	623	64,993
Total issuer credit obligations	$7,651,144	$84,920	$810,375	$6,925,689

Asset-backed securities (unaffiliated)
Financial asset-backed securities – self-liquidating
Agency residential mortgage-backed securities	$962,106	$21,150	$16,756	$966,500
Agency commercial mortgage-backed securities	276,479	411	33,053	243,837
Non-agency residential mortgage-backed securities	103,148	693	4,390	99,451
Non-agency commercial mortgage-backed securities	10,501	-	572	9,929
Non-agency – CLOs/CBOs/CDOs	887,889	1,928	4,772	885,045
Other financial asset-backed securities	348,588	1,720	17,012	333,296

Non-financial asset-backed securities – practical expedient
Lease-backed securities	14,032	40	430	13,642

Non-financial asset-backed securities – full analysis
Lease-backed securities	66,900	171	5,534	61,537
Other non-financial asset-backed securities	67,160	428	3,407	64,181
Total asset-backed securities	$2,736,803	$26,541	$85,926	$2,677,418

Total bonds	$10,387,947	$111,461	$896,301	$9,603,107

				Estimated
	Admitted	Unrealized		Fair
2024	Value	Gains	Losses	Value
U.S. government bonds	$928,888	$2,901	$56,580	$875,209
All other government bonds	128,006	75	22,474	105,607
Special revenue and special assessment	617,990	2,062	38,124	581,928
Hybrid bonds	45,452	4,934	555	49,831
Industrial and miscellaneous	9,828,734	66,613	994,945	8,900,402
Total bonds	$11,549,070	$76,585	$1,112,678	$10,512,977

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
2025	Value	Losses	Value	Losses	Value	Losses
Issuer credit obligations (unaffiliated)
Non-U.S. sovereign jurisdiction securities	$2,289	$41	$80,075	$16,293	$82,364	$16,334
Municipal bonds - general obligations	-	-	89,887	26,897	89,887	26,897
Municipal bonds - special revenue	1,922	17	57,419	13,775	59,341	13,792
Corporate bonds	428,785	6,579	4,034,871	688,420	4,463,656	694,999
Single entity backed obligations	17,031	241	145,531	40,534	162,562	40,775
Bonds issued by funds representing operating entities	-	-	160,879	14,402	160,879	14,402
Bank loans - acquired	33,130	451	39,315	2,102	72,445	2,553
Other issuer credit obligations	-	-	12,377	623	12,377	623
Total issuer credit obligations	483,157	7,329	4,620,354	803,046	5,103,511	810,375

Asset-backed securities (unaffiliated)
Financial asset-backed securities – self-liquidating
Agency residential mortgage-backed Securities	$44,884	$325	$234,296	$16,431	$279,180	$16,756
Agency commercial mortgage-backed securities	24,918	309	200,669	32,744	225,587	33,053
Non-agency residential mortgage-backed securities	9,582	64	52,771	4,326	62,353	4,390
Non-agency commercial mortgage-backed securities	-	-	9,928	572	9,928	572
Non-agency – CLOs/CBOs/CDOs	54,418	292	106,694	4,480	161,112	4,772
Other financial asset-backed securities	17,162	1,108	187,005	15,904	204,167	17,012

Non-financial asset-backed securities – practical expedient
Lease-backed securities	-	-	9,443	430	9,443	430

Non-financial asset-backed securities – full analysis
Lease-backed securities	-	-	56,813	5,534	56,813	5,534
Other non-financial asset-backed securities	10,484	16	35,954	3,391	46,438	3,407
Total asset-backed securities	161,448	2,114	893,573	83,812	1,055,021	85,926
Total bonds	$644,605	$9,443	$5,513,927	$886,858	$6,158,532	$896,301

	Less than		12 Months
	12 Months		or More		Total
2024	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$379,290	$17,663	$201,281	$38,917	$580,571	$56,580
All other government bonds	8,605	184	83,606	22,290	6,803	22,474
Special revenue and assessment	175,398	5,007	219,785	33,117	75,910	38,124
Hybrid bonds	-	-	2,833	555	2,430,793	555
Industrial and miscellaneous	1,025,495	36,260	4,783,200	958,685	5,808,695	994,945
Total bonds	$1,588,788	$59,114	$5,290,705	$1,053,564	$8,902,772	$1,112,678

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. In 2025, the Company reported $10.7 million of bond impairments related to other-than-temporary declines in fair value, of which $9.5 million was within coinsurance funds withheld investments and ceded to the reinsurer, for a net impact of $1.2 million. In 2024, the Company reported $78.5 million of bond impairments related to the intent to sell as a part of the Voya transaction described in Note 11. The impairment amounts were reported as realized losses and the ceded amounts were reported within other expenses, as required by statutory accounting principles. The book value of the impaired bonds was $20.6 million and $1,186.8 million at the time of the write-downs in 2025 and 2024, respectively.

The admitted value and estimated fair value of bonds at December 31, 2025, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Issuer credit obligations
Due in one year or less	$269,059	$266,703
Due after one year through five years	979,735	946,287
Due after five years through ten years	1,064,350	1,006,460
Due after ten years through twenty years	2,601,289	2,348,091
Due after twenty years	2,736,711	2,358,148
Total issuer credit obligations	7,651,144	6,925,689

Asset-backed securities
Due in one year or less	$296,096	$293,910
Due after one year through five years	649,547	639,785
Due after five years through ten years	974,297	957,244
Due after ten years through twenty years	615,026	592,384
Due after twenty years	201,837	194,094
Total asset-backed securities	2,736,803	2,677,417
Total bonds	$10,387,947	$9,603,106

Proceeds from sales of investments in bonds during 2025 and 2024 were $1,688.7 million and $270.9 million, respectively. Gross gains of $20.1 million and $0.4 million and gross losses of $4.5 million and $10.3 million were realized on those disposals in 2025 and 2024, respectively.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 6 CUSIPS with a total of $0.4 million of investment income generated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Asset-backed securities owned at December 31, 2025 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$2,114
	12 months or longer	$83,813

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$161,448
	12 months or longer	$893,573

Total capital gains (losses) of ($85.4) million and ($85.9) million before tax were transferred to IMR in 2025 and 2024, respectively.

At December 31, 2025 and 2024, the common stock unrealized appreciation of $6.3 million and $9.0 million, respectively, is comprised of $7.9 million and $9.3 million of unrealized gains, respectively, and $1.6 million and $0.3 million of unrealized losses, respectively, and has been reflected directly in surplus. In 2025 and 2024, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2025	2024
Interest	$613,399	$695,973
Dividends	14,200	7,981
Rental income	16,491	18,292
Other	56,165	59,250
Gross investment income	700,255	781,496

Less investment expenses	44,510	39,377
Net investment income	$655,745	$742,119

Net investment income includes $6.7 million and $6.5 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2025 and 2024, respectively.

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2025	2024
Interest income due and accrued
Gross	$117,163	$126,470
Nonadmitted	-	-
Admitted	$117,163	$126,470

At December 31, 2025 and 2024, investments in bonds with an admitted asset value of $3.9 million and $3.8 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $36.9 million and $56.3 million at December 31, 2025 and 2024, respectively. AUL had $414.4 million and $357.6 million outstanding commitments on its other invested assets portfolio as of December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Effective January 1, 2025, the Company elected to apply the Allowable Earned Yield method to all residual tranche investments in accordance with SSAP No. 21 – Other Admitted Assets, as revised by the PBBD. For residual tranche investments previously accounted for under the equity method, the Company recognized $4.5 million of unrealized gains as of December 31, 2024 on these positions as realized, with the $31.7 million carrying value at that date establishing the January 1, 2025 cost basis for subsequent measurement, as prescribed by the transition guidance for residual tranches in SSAP No. 21.

AUL did not hold any structured notes at December 31, 2025 or 2024.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	9,264	-	9,264	6/21/2024	Sub-2	Y	6,832	N
MRO-A	1,773	1,773	-	N/A	N/A	N/A	N/A	N/A
Total	$11,037	$1,773	$9,264

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2025, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2025		2024
	Amount	% of Total	Amount	% of Total
Apartments	$309,571	17.6%	$561,539	22.0%
Industrial/warehouse	686,020	39.2%	797,157	31.2%
Medical office	4,618	0.3%	30,907	1.2%
Office	251,310	14.4%	288,702	11.3%
Retail	463,386	26.5%	841,712	32.8%
Other	36,050	2.1%	37,541	1.5%
Subtotal gross mortgage loans	1,750,955	100.1%	2,557,558	100.0%
Valuation allowance	(1,652)		(580)
Balance, end of year	$1,749,303		$2,556,978

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

During 2025, the minimum and maximum lending rates for mortgage loans were 4.5 percent and 6.9 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 76.6 percent. As of December 31, 2025 and 2024, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2025 or 2024.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

The Company did not consider any mortgage loans to be impaired for the years ended December 31, 2025 and 2024 and did not hold a related allowance for losses during those periods.

	2025 Unpaid Principal Balance	2024 Unpaid Principal Balance
Apartments	$309,571	$561,539
Industrial/warehouse	686,020	797,157
Medical office	4,618	30,907
Office	251,310	288,702
Retail	463,386	841,712
Other	36,050	37,541
Balance, end of year	$1,750,955	$2,557,558

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2025	2024
CM1 - high quality	$1,351,087	$2,140,900
CM2 - high quality	352,267	390,830
CM3 - medium quality	44,636	23,898
CM4 - low medium quality	1,314	1,350
CM5 - low quality	-	-
	-	-
Subtotal - CM category	1,749,304	2,556,978

Valuation adjustment	(1,652)	(580)

Total	$1,747,652	$2,556,398

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2025 or 2024. The Company did not restructure any mortgage loans in 2025 or 2024.

AUL had outstanding mortgage loan commitments of approximately $29.7 million and $22.3 million at December 31, 2025 and 2024, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate, credit, and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes, clearing houses, and the foreign exchange market and are primarily contracted in the over the counter (OTC) market. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company uses foreign currency interest rate swaps to hedge the currency risk of certain foreign currency-denominated long-term bonds owned and are designated as cash flow hedges. Under these foreign currency swaps, the Company agrees to pay, at specified intervals, fixed rate foreign currency-denominated interest payments to the counterparty in exchange for fixed rate U.S. dollar-denominated interest payments. These interest payments are calculated by reference to agreed upon notional principal amounts. The net amount received is reported as a component of investment income. At maturity, the Company will pay the foreign currency-denominated notional amount to the counterparty in exchange for the U.S. dollar-denominated notional amount. By entering into these foreign currency swaps, the Company has effectively converted foreign currency-denominated assets into U.S. dollar-denominated assets. Upon termination, gains or losses will be recognized immediately in the summary of operations, in a manner consistent with the hedged item.

The Company may be exposed to credit spread risk on uninvested cash. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes shorting investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2025, the fair value of derivative assets and liabilities were $13.5 million and $4.1 million, respectively. As of December 31, 2024, the fair value of derivative assets and liabilities were $15.9 million and $2.9 million, respectively. The change in unrealized gains and losses was ($6.2) million and $2.0 million, net (loss) gain recognized in 2025 and 2024, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company received cash collateral from counterparties in the amount of $9.3 million and $13.4 million at December 31, 2025 and 2024, respectively. The Company maintained ownership of any collateral delivered. The Company delivered cash collateral to counterparties in the amount of $9.8 million and $10.8 million at December 31, 2025 and 2024, respectively. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2025		2024
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$41,600	$5,922	$35,150	$4,536
Written S&P 500 call options	41,600	(2,032)	35,150	(1,742)
Credit default swaps index	253,300	5,811	226,050	5,125
Foreign currency swaps	70,393	(8)	80,061	5,331
U.S. Treasury futures	105,300	(224)	127,000	(247)
Net fair value		$9,469		$13,003

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

				Gross
				Admitted and
				Nonadmitted
				Restricted to
				Total
	Total General Account		Change	Admitted
Restricted Asset Category	2025	2024	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$67,031	$66,561	$470	0.2%
On deposit with states	3,903	3,827	76	0.0%
Bonds held for the FHLBI collateral	582,660	756,971	(174,311)	1.6%
Bonds held for assumed reinsurance	77,017	102,811	(25,794)	0.2%
Mortgage loans held for the FHLBI collateral	1,426,333	1,443,350	(17,017)	4.0%
Collateral held under security lending agreement	414,066	356,960	57,106	1.2%
Total restricted assets	$2,571,010	$2,730,480	$(159,470)	7.2%

The Company held cash collateral at fair value in the amount of $414.4 million and $357.5 million as of December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Reinvested collateral assets as of December 31, 2025 are as follows:

	2025		2024
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(248)	$(194)	$(378)	$(324)
30 Days or Less	73,593	73,594	80,655	80,657
31 to 60 Days	-	-	6,045	6,048
61 to 90 Days	-	-	13,300	13,309
91 to 120 Days	-	-	12,721	12,745
121 to 180 Days	1,731	1,731	35,411	35,461
181 to 365 Days	210,729	210,912	163,763	164,121
1 to 2 Years	126,970	127,037	45,443	45,520
2 to 3 Years	1,291	1,291	-	-
Greater than 3 Years	-	-	-	-
Subtotal	414,066	414,371	356,960	357,537
Securities received	-	-	-	-
Total collateral reinvested	$414,066	$414,371	$356,960	$357,537

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2025 and 2024 as follows:

	2025	2024
Description of Collateral	Amortized Cost	Amortized Cost
Asset backed securities	$33,382	$41,525
Issuer credit obligations	94,879	3,918
Total collateral extending beyond one year of the reporting date	$128,261	$45,443

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities lending reinvested collateral assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2025 and 2024 are as follows:

	2025	2024
Assets:
Asset backed securities	$33,382	$132,509
Issuer credit obligations	94,879	224,451
Cash, cash equivalents and short-term investments	285,805	-
Total securities lending collateral	$416,091	$358,984

Liabilities:
Payable for securities lending	$416,091	$358,984

The Company does not have any transfers of receivables with recourse.

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.5 million and $14.7 million for investment properties and $73.1 million and $73.8 million for the home office at December 31, 2025 and 2024, respectively. Depreciation expense on real estate amounted to $6.3 million and $5.7 million in 2025 and 2024, respectively.

Income from real estate for 2025 and 2024 includes $6.1 million and $6.9 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2025 or 2024.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,051.4 million and $1,170.0 million as of December 31, 2025 and 2024, respectively. The amount of the related reserve was $8.7 million and $9.8 million, for December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2025	2024
Life and accident and health reserves
Individual, group and credit life policies	$4,559,343	$4,290,830
Annuities and deposit administration funds	11,569,028	11,760,689
Accident and health and other reserves	1,792,709	1,844,976
Less reinsurance ceded	(6,898,589)	(4,183,509)
	$11,022,491	$13,712,986

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2025		2024
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,329,180	4.0%	$1,416,780	4.0%
At book value less surrender charges	462,159	1.4%	414,750	1.2%
At market value	19,315,699	58.3%	21,403,353	60.4%
	21,107,038	63.7%	23,234,883	65.6%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,851,790	14.6%	5,421,970	15.3%
Not subject to discretionary withdrawal	7,161,259	21.6%	6,783,380	19.1%
	$33,120,086	100.0%	$35,440,233	100.0%
Less reinsurance ceded	(5,135,221)		(2,125,481)

	$27,984,865		$33,314,752

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2025:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$-	$24,024	$27,035	$-	$-	$-
Universal Life	72,836	83,069	75,077	-	-	-
Other Permanent Cash Value Life Insurance	-	1,493,762	3,843,653	-	-	-
Variable Universal Life	9,947	9,694	5,785	163,246	159,096	163,435

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	607,774	-	-	-
Accidental Death Benefits	-	-	108	-	-	-
Disability - Active Lives	-	-	22,245	-	-	-
Disability - Disabled Lives	-	-	37,014	-	-	-
Miscellaneous Reserves	-	-	46,294	-	-	-
Total gross	$82,783	$1,610,549	$4,664,985	$163,246	$159,096	$163,435
Reinsurance Ceded	-	-	704,235	-	-	-
Total	$82,783	$1,610,549	$3,960,749	$163,246	$159,096	$163,435

Reconciliation of total life actuarial reserves at December 31, 2025

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,909,356
Accidental Death Benefits	104
Disability - Active Lives	6,815
Disability - Disabled Lives	30,272
Miscellaneous Reserves	14,203
Subtotal	$3,960,749
Separate Accounts Annual Statement
Life Insurance	$163,435
Accident and health	-
Miscellaneous reserves	-
Subtotal	$163,435
Combined Total	$4,124,184

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2025		2024
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$20,971	$10,970	$20,118	$10,463
Ordinary renewal	94,475	91,349	92,680	89,009
Group life	4,934	4,934	2,726	2,726
Group annuity	1,438	1,438	859	859
	$121,818	$108,691	$116,383	$103,057

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9.4 million and $9.3 million at December 31, 2025 and 2024, respectively. This represented 3.0 percent and 3.1 percent of the total net premiums written for group life and health in 2025 and 2024, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts. At December 31, 2025 and 2024, separate accounts included $19,056.0 million and $615.8 million, respectively, attributable to balances reinsured pursuant to modified coinsurance arrangements.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2025	2024
Product
Life insurance	$163,761	$147,529
Individual annuities	281,615	294,089
Group annuities	19,561,432	21,657,213
Total	$20,006,808	$22,098,831

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2025	2024
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,172,381	$2,932,835
Transfers from separate accounts	7,247,021	3,820,487
Net transfers to (from) separate accounts	(5,074,640)	(887,652)

Reconciling adjustment (separate accounts statements does not include reinsurance)
Modified coinsurance treaties	5,066,749	74,372

Net separate account transfers as reported in the statements of operations	$(7,891)	$(813,280)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2025	2024
Premiums, considerations or deposits	$2,172,381	$2,932,835
Reserves at December 31
For accounts with assets at
Market value	$19,479,134	$21,550,397
Amortized cost	528,256	550,363
Total reserves	$20,007,390	$22,100,760

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	19,479,134	21,550,397
At book value without market value adjustment and with current surrender charge of less than 5%	-	-
	19,479,134	21,550,397
Not subject to discretionary withdrawal	528,256	550,363
Total	$20,007,390	$22,100,760

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension post-retirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Benefits plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2025	2024	2025	2024
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$60,454	$62,613
Service cost	-	-	747	1,048
Interest cost	-	-	3,173	3,149
Contribution by plan participants	-	-	1,331	1,315
Actuarial (gain) loss	-	-	1,749	(2,536)
Benefits paid	-	-	(5,102)	(5,135)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$62,352	$60,454

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

	Postretirement Benefits
	2025	2024
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,771	3,821
Plan participants' contributions	1,331	1,314
Benefits paid	(5,102)	(5,135)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$63,953	$63,492
Liability for pension benefits	(1,601)	(3,038)
Total liabilities recognized	$62,352	$60,454
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$747	$1,048
Interest cost	3,173	3,149
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(546)	(577)
Prior service cost or credit	629	606
Gain or loss recognized due to a settlement or curtailment	(106)	-
Total net periodic benefit cost	$3,897	$4,226

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$8,253	$3,645
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	629	606
Net gain and loss arising during the period	(1,247)	4,579
Net gain and loss recognized or transferred to parent	(546)	(577)
Items not yet recognized as a component of net periodic cost - current year	$7,089	$8,253

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(2,147)	(2,776)
Net recognized gains and (losses)	9,235	11,029

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2025	2024
Discount rate	5.74%	5.27%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2025	2024
Discount rate	5.41%	5.72%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along the yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2026 rate of 7.50% until the ultimate rate of 5.00% is reached in 2036.

The Company expects to contribute $4.2 million to its other post-retirement benefit plans in 2026.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2026	$4,152
2027	4,292
2028	4,271
2029	4,556
2030	4,972
Years 2031-2035	25,944

In 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs (income) was ($1.3) million and ($7.9) million for 2025 and 2024, respectively. The net period benefit income in 2024 was driven by a curtailment gain event related to the sale of the Recordkeeping business, with the Company’s share of the curtailment gain of $12.0 million. This was partially offset by accelerated termination benefits resulting from the Recordkeeping business sale of $1.4 million and other period benefit costs of $2.8 million. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded post-retirement benefit obligation and the determination of the net post-retirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $5.0 million and $6.8 million for 2025 and 2024, respectively. As of December 31, 2025, the fair value of the plan assets was $528.6 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2025 or 2024 plan year. The Company’s contribution to the plan was $2.2 million and $2.1 million in safe harbor matching contributions for 2025 and 2024, respectively. As of December 31, 2025, the fair value of the plan assets was $61.9 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other post-retirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other post-retirement benefit plans was $5.6 million and $7.1 million for 2025 and 2024, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2025
	Ordinary	Capital	Total
Gross deferred tax assets	$251,779	$2,434	$254,213
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	251,779	2,434	254,213
Deferred tax asset nonadmitted	(86,236)	-	(86,236)
Subtotal net admitted deferred tax asset	165,543	2,434	167,977
Deferred tax liabilities	(55,926)	-	(55,926)
Net admitted deferred tax asset	$109,617	$2,434	$112,051

(Increase) Decrease in nonadmitted tax asset			$(6,736)

	2024
	Ordinary	Capital	Total
Gross deferred tax assets	$248,318	$16,095	$264,413
Less: valuation allowance	(4,101)	-	(4,101)
Adjusted gross deferred tax asset	244,217	16,095	260,312
Deferred tax asset nonadmitted	(79,500)	-	(79,500)
Subtotal net admitted deferred tax asset	164,717	16,095	180,812
Deferred tax liabilities	(58,529)	-	(58,529)
Net admitted deferred tax asset	$106,188	$16,095	$122,283

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2025			2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	109,617	2,434	112,051	106,188	16,095	122,283
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	109,617	2,434	112,051	106,188	16,095	122,283
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	192,991	-	-	182,363
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	55,926	-	55,926	58,529	-	58,529
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$165,543	$2,434	$167,977	$164,717	$16,095	$180,812

Ratio percentage used to determine recovery period and threshold			893%			744%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,286,607			$1,215,755

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2025		2024		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$251,779	$2,434	$244,217	$16,095	$7,562	$(13,661)
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	1.6%	100.0%	0.5%	1.3%	1.1%	98.7%
Net admitted adjusted gross DTAs	165,543	2,434	164,717	16,095	826	(13,661)
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.5%	100.0%	0.8%	1.3%	1.7%	98.7%

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2025	2024	Change
Gross deferred tax assets	$254,213	$260,312	$(6,099)
Deferred tax liabilities	55,926	58,529	(2,603)
Net deferred tax asset	198,287	201,783	(3,496)
Tax effect of unrealized gains (losses)	(5,108)	(7,320)	2,212
Net deferred income tax asset, excluding unrealized gains	$203,395	$209,103	$(5,708)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2025	2024
Deferred tax assets
Policyholder reserves	$101,462	$97,227
Investments	93	772
Deferred acquisition costs	46,113	42,012
Policyholder dividend accrual	4,773	3,747
Fixed and amortizable assets	257	426
Compensation and benefits accrual	39,964	39,996
Receivables nonadmitted	41,340	47,207
Net operating loss carryforwards	-	-
Tax credit carryforward	5,537	10,632
Initial consideration of Voya transaction	2,704	-
Other	9,536	6,299
Ordinary deferred tax assets	251,779	248,318
Statutory valuation allowance adjustment	-	(4,101)
Adjusted gross deferred tax asset	251,779	244,217
Nonadmitted deferred tax assets	(86,236)	(79,500)
Admitted ordinary deferred tax assets	$165,543	$164,717

Capital
Investments	2,434	16,095
Nonadmitted	-	-
Admitted deferred tax assets	$167,977	$180,812

Deferred tax liabilities
Investments	$11,786	$12,213
Fixed assets	22,023	24,413
Deferred and uncollected premium	21,512	19,961
Policyholder reserves	298	1,942
Other	307	-
Ordinary deferred tax liabilities	55,926	58,529
Capital - investments	-	-
Deferred tax liabilities	55,926	58,529

Net admitted deferred tax asset	$112,051	$122,283

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2025	2024
Tax benefit at the federal statutory rate	$(16,152)	$(35,414)
IMR for ceding commission	28,610	-
Tax preferenced investment income	(16,010)	(17,935)
Change in nonadmitted assets	6,471	2,484
Foreign tax credit carryforward	(4,654)	(10,632)
Difference between reported tax and book initial consideration - Voya	(4,124)	-
Valuation allowance foreign tax credit carryforward	(4,101)	4,101
Foreign tax credit receivable	(2,991)	(6,058)
OAS dividend	(1,470)	-
Other	(440)	1,144
Total income tax expense (benefit) incurred	$(14,861)	$(62,310)

Federal and foreign income taxes incurred	$(20,569)	$(42,162)
Change in net deferred income taxes	5,708	(20,148)
Total statutory income tax expense (benefit)	$(14,861)	$(62,310)

Federal income tax-operating	$12,068	$(38,101)
Federal income tax-capital gains (losses)	(32,637)	(4,061)
Federal income tax incurred (refunded)	$(20,569)	$(42,162)

The Company has the following tax attribute carryforwards:

Type	Amount	First Expiration Year	Last Expiration Year
Net operating loss	$-	-	-
Capital loss	-	-	-
Tax credits	5,537	2029	2034
Alternative minimum tax	-	-	-

There were no income taxes incurred in the current or prior years that are available for recoupment in the event of future net losses.

The Company does not have a liability for tax contingencies as of December 31, 2025 or 2024.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2021. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

As of December 31, 2025, the Company had $112.1 million in net deferred tax assets (DTAs). The valuation allowance for deferred tax assets as of December 31, 2025 and 2024 was $0 and $4.1 million, respectively. The valuation allowance at December 31, 2024 was related to foreign tax credit carryforwards that, in the judgment of management, were not more likely than not to be realized. The valuation allowance was released during 2025 because of the expected increase in net foreign source income resulting in all of the foreign tax credit carryforward being used before expiration. As of December 31, 2025, in the judgement of management no valuation allowance is needed.

The Inflation Reduction Act implemented a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning in 2023 and forward. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2025 and 2024, life reinsurance assumed was approximately 16 and 17 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 11 percent of gross life insurance premium income in both 2025 and 2024. Premiums on accident and health reinsurance assumed were approximately 19 and 20 percent of gross accident and health premium income in 2025 and 2024, respectively.

Effective January 1, 2025, OneAmerica entered into an agreement to sell its full-service retirement plan business to Voya Financial, Inc (Voya). The transaction consisted of the sale of two of OneAmerica’s affiliates, OneAmerica Investment Advisory Services, LLC and OneAmerica Retirement Services, LLC and an indemnity reinsurance agreement with the Company for specified group annuity contracts. The transaction closed on January 2, 2025 and the Company received a ceding commission of $40.0 million. General account statutory reserves and deposit-type contracts were $3,471.9 million and $312.6 million, respectively, and were ceded by a combination of indemnity coinsurance and funds withheld, and separate account statutory reserves of $20,603.7 million ceded through 100% indemnity modified coinsurance. The Company transferred invested assets at fair value to the reinsurer of $2,702.7 million and established a funds withheld at book value of $1,075.0 million. The Company paid a net amount of $6.7 million to finalize the transaction and as a result of the transaction, the after-tax net gain was $42.5 million and was deferred through surplus in accordance with SSAP No. 61. Additionally, on March 31, 2026, the Company received a gain contingency on this transaction of $101.3 million plus $1.6 million of accrued interest. The gain contingency will be deferred through surplus, after tax, at March 31, 2026.

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, as well as commercial mortgage loans, with a fair value of $2,543.5 million. In accordance with the agreement, the Company transferred the IMR created on the transaction, net of tax, of $125.4 million to the reinsurer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2025	2024
Reinsurance ceded on ordinary life in force	$46,009,532	$45,207,058
Reinsurance ceded on group and credit life in force	4,287,906	3,789,741
Life reinsurance premiums ceded	194,555	127,381
Annuity reinsurance premiums ceded	2,454,378	153,411
Accident and health reinsurance premiums ceded	44,836	45,215
Reinsurance recoveries	284,976	283,119

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2025 and 2024 by $6,898.6 million and $4,183.5 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2025 and 2024 by $73.7 million and $86.4 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Three reinsurers account for approximately 95 percent of the Company’s December 31, 2025 ceded reserves for life, annuity, and accident and health insurance. One of these reinsurers maintain A.M. Best ratings of A. Two reinsurers are not rated by A.M. Best. One reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company, which is AM Best rated A+, and a claims payment guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The other reinsurer is rated BBB+ by S&P Global Ratings. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2025, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2025 or 2024.

The Company did not commute any material ceded reinsurance in 2025 or 2024.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2025 and 2024 was $414.2 million and $236.5 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2025 and 2024, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. OneAmerica has a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2025 and in 2024. Total interest paid inception to date is $172.2 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2025 and 2024 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $116.7 million in 2026.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company paid no dividends in 2025 or 2024. The Company received $10.0 million in capital contribution from OneAmerica in 2025 and no capital contributions in 2024.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2025 is as follows:

Nonadmitted asset values	$(283,093)
Asset valuation reserve	$(206,233)
Net unrealized gain (losses)	$21,066
Reinsurance recoverables from unauthorized companies	$67

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2027. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2025 or 2024.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2025 and 2024, the carrying value of the FHLBI Class B common stock was $67.0 million and $66.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding agreements associated with the FHLBI totaled $1,239.4 million and $1,281.6 million of December 31, 2025 and 2024, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,241.6 million and $1,283.9 million at December 31, 2025 and 2024, respectively, including accrued interest. Interest paid was $51.5 million and $62.7 million in 2025 and 2024, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,923.5 million and $2,017.2 million at December 31, 2025 and 2024, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,350.1 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $30.0 million at December 31, 2025.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2025	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$1,930	$1,959
Bonds - Industrial & misc.	-	-	902	902
Other invested assets	-	4,495	14,378	18,873
Derivatives	-	11,733	-	11,733
Separate account assets *	20,006,808	-	-	20,006,808
Total Assets	$20,006,837	$16,228	$17,210	$20,040,275

Liabilities
Derivatives	$-	$2,032	$-	$2,032

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2024	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$69,530	$69,559
Bonds - Industrial & misc.	-	-	1,445	1,445
Other invested assets	-	5,620	-	5,620
Derivatives	-	9,661	-	9,661
Separate account assets *	22,098,831	-	-	22,098,831
Total Assets	$22,098,860	$15,281	$70,975	$22,185,116

Liabilities
Derivatives	$-	$1,989	$-	$1,989

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds	Other	Short-term
	Industrial & misc.	Industrial & misc.	Imvested Assets	Investments	Total
Beginning Balance at January 1, 2024	$75,889	$300	$-	$9	$76,198
Transfer into level 3	1,712	2,070	-	-	3,782
Transfer out of level 3	-	-	-	-	-
Total gains (losses) included in net income	578	(1,274)	-	(40)	(736)
Total gains (losses) included in surplus	(638)	836	-	31	229
Purchases	-	35	-	-	35
Issuances	-	-	-	-	-
Sales	(8,011)	(522)	-	-	(8,533)
Settlements	-	-	-	-	-
Ending Balance at December 31, 2024	$69,530	$1,445	$-	$-	$70,975
Transfer into level 3	-	-	-	-	-
Transfer out of level 3	(66,561)	-	-	-	(66,561)
Total gains (losses) included in net income	-	-	-	-	-
Total gains (losses) included in surplus	(1,039)	10	(376)	-	(1,405)
Purchases	-	-	14,754	-	14,754
Issuances	-	-	-	-	-
Sales	-	(553)	-	-	(553)
Settlements	-	-	-	-	-
Ending Balance at December 31, 2025	$1,930	$902	$14,378	$-	$17,210

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2025					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds - Insurer credit obligations	$6,925,689	$7,651,143	$3,914	$6,585,081	$336,694	$-	$-
Bonds - Asset-backed securities	2,677,418	2,736,803		2,403,429	273,989	-	-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	78,255	78,255	29	-	78,226	-	-
Mortgage loans	1,688,261	1,749,303	-	-	1,688,261	-	-
Cash equivalents and short-term investments	67,137	67,127	48,991	13,997	4,149	-	-
Contract loans	-	900,061	-	-	-	900,061	-
Derivatives	13,521	11,734	-	13,521	-	-	-
Other invested assets	158,093	194,275	-	158,093	-	-	17,356
Securities lending reinvested collateral assets	414,371	414,066	-	414,371	-	-	-
Corporate owned life insurance	586,040	586,040	-	586,040	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	19,892,956	20,006,808	19,481,514	411,442	-	-	-
Liabilities
Derivatives	4,052	6,083	224	3,828	-	-	-
Payable for securities lending	414,371	414,066	-	414,371	-	-	-
Funding agreements	1,180,208	1,239,433	-	-	1,180,208	-	-

	2024					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,512,977	$10,387,947	$3,806	$9,705,056	$804,115	$-	$-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	80,510	78,255	29	-	80,481	-	-
Mortgage loans	2,318,236	1,749,303	-	-	2,318,236	-	-
Cash, cash equivalents & short-term investments	373,052	286,534	105,244	267,808	-	-	-
Contract loans	-	900,061	-	-	-	900,061	-
Derivatives	15,948	11,734	-	15,948	-	-	-
Other invested assets	649,710	711,136	-	151,395	498,315	-	-
Securities lending reinvested collateral assets	357,537	414,066	63,131	294,406	-	-	-
Corporate owned life insurance	548,492	586,040	-	548,492	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	22,098,831	20,006,808	22,098,831	-	-	-	-
Liabilities
Derivatives	2,945	6,083	247	2,698	-	-	-
Payable for securities lending	357,537	414,066	63,131	294,406	-	-	-
Funding agreements	1,262,746	1,281,553	-	-	1,262,746	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

18.	Subsequent Events and Other Items

On March 30, 2026, the Company paid $77.9 million, which represented the remaining principal and interest due upon the maturity of the 7.75% surplus note. For more information on the surplus note and other financing sources, refer to Note 15 – Surplus Notes and Shareholder Dividends.

Additionally, on March 30, 2026, the Company received $102.9 million from Voya, which represented the Company’s gain contingency of $101.3 million and accrued interest of $1.6 million on the reinsurance transaction described in Note 11 – Reinsurance. The gain contingency, net of tax, will be deferred through surplus and the interest income will be recognized in the statement of operations in the first quarter of 2026.

Management has evaluated the impact of all subsequent events through April 14, 2026, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2025

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$39,542
Other bonds (unaffiliated)	444,107
Preferred stocks (unaffiliated)	1,020
Common stocks (unaffiliated)	6,180
Common Stocks (affiliated)	7,000
Mortgage loans	82,729
Real estate	16,491
Premium notes, contract loans and liens	42,965
Cash and cash equivalents	4,056
Derivative instruments	181
Other invested assets	53,698
Aggregate write-ins for investment income	2,286
Gross investment income	$700,255

Real estate owned—book value less encumbrances	$87,662

Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	1,750,955
Total mortgage loans	$1,750,955

Mortgage loans by standing—book value
Good standing	$1,750,955
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$1,750,955

Other long-term assets—statement value	$711,136
Common stock of parent, subsidiary, and affiliates—book value	$9,264

Bonds and short-term investments by NAIC Designation and maturity
Bonds by maturity—statement value
Due within one year or less	$628,284
Over 1 year through 5 years	1,649,282
Over 5 years through 10 years	2,008,646
Over 10 years through 20 years	3,216,315
Over 20 years	2,938,548
No maturity date	-
Total by maturity	$10,441,075

Bonds by NAIC Designation—statement value
NAIC 1	$6,341,301
NAIC 2	3,768,320
NAIC 3	271,176
NAIC 4	54,221
NAIC 5	5,155
NAIC 6	902
Total by NAIC Designation	$10,441,075

Total bonds publicly traded	$6,184,133
Total bonds privately placed	$4,256,942

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2025

(In thousands)

Preferred stocks—statement value	$15,000
Common stocks—market value	$78,255
Short-term investments - statement value	$4,133
Derivatives - statement value, net	$(224)
Cash (overdraft) on deposit	$219,407
Life insurance in force
Ordinary	$23,836,160
Credit life	$-
Group life	$54,503,544
Amount of accidental death insurance in force under ordinary policies	10,970
Life insurance policies with disability provisions in force
Ordinary	$4,544,258
Group life	$50,148,731

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$10,351
Income payable	$499
Ordinary—involving life contingencies
Income payable	$158
Group—not involving life contingencies
Amount on deposit	$(40)

Annuities
Ordinary
Immediate—amount of income payable	$41,535
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,027,347
Group
Amount of income payable	$456,403
Fully paid account balance	$877,468
Not fully paid account balance	$3,418,837
Accident and health insurance—premiums in force
Ordinary	$42,432
Group	$185,790
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2025

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,876
Dividend accumulations—account balance	$40,659
Claim payments (by accident year)
Group accident and health
2025	$42,717
2024	$21,836
2023	$6,574
2022	$3,805
2021	$3,761
Prior	$10,736
Other accident and health
2025	$-
2024	$-
2023	$-
2022	$-
2021	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2025	$-
2024	$-
2023	$-
2022	$-
2021	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2025

(In thousands)

The Company’s gross investment holdings as filed in the 2025 Annual Statement are $14,641.8 million. Certain lines with zero balances have been hidden for presentation purposes.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. government obligations	$3,903	0.03%	$3,903	$-	$3,903	0.03%
1.03 Non-U.S. sovereign jurisdiction securities	110,693	0.76%	110,693	24,993	135,686	0.93%
1.04 Municipal bonds - general obligations (direct & guaranteed)	143,610	0.98%	143,610	-	143,610	0.98%
1.05 Municipal bonds - special revenue	80,956	0.55%	80,956	-	80,956	0.55%
1.06 Project finance bonds issued by operating entities	6,628,948	45.27%	6,628,948	33,836	6,662,784	45.51%
1.09 Single entity backed obligations	254,388	1.74%	254,388	-	254,388	1.74%
1.12 Bonds issued by funds representing operating entities	190,281	1.30%	190,281	-	190,281	1.30%
1.14 Bank loans - acquired	174,709	1.19%	174,709	-	174,709	1.19%
1.17 Other issuer credit obligations	63,656	0.43%	63,656	-	63,656	0.43%
1.18 Total issuer credit obligations	7,651,144	52.25%	7,651,144	94,879	7,746,023	52.90%
2. Asset-backed securities (Schedule D, Part 1, Section 2):
2.01 Financial asset-backed securities - self-liquidating	2,588,710	17.68%	2,588,710	11,151	2,599,861	17.76%
2.03 Non-financial asset-backed securities	148,093	1.01%	148,093	22,231	170,324	1.16%
2.04 Total asset-backed securities	2,736,803	18.69%	2,736,803	33,382	2,770,185	18.92%
3. Preferred Stocks (Schedule D, Part 2, Sections 1):
3.01 Industrial and Misc. (Unaffiliated)	15,000	0.10%	15,000	-	15,000	0.10%
3.02 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
3.03 Total Preferred Stocks	15,000	0.10%	15,000	-	15,000	0.10%
4. Common Stocks (Schedule D, Part 2, Sections 2):
4.01 Industrial and miscellaneous - publicly traded (unaffiliated)	29	0.00%	29	-	29	0.00%
4.02 Industrial and miscellaneous - other (unaffiliated)	68,962	0.47%	68,962	-	68,962	0.47%
4.03 Parent, subsidiaries and affiliates - publicly traded	9,264	0.06%	9,264	-	9,264	0.06%
4.09 Total common stocks	78,255	0.53%	78,255	-	78,255	0.52%
5. Mortgage Loans (Schedule B):				-
5.03 Commercial mortgages	1,750,955	11.96%	1,750,955	-	1,750,955	11.96%
5.05 Total valuation allowance	(1,652)	-0.01%	(1,652)	-	(1,652)	-0.01%
5.06 Total mortgage loans	1,749,303	11.95%	1,749,303	-	1,749,303	11.95%
6. Real estate (Schedule A):
6.01 Properties occupied by company	73,191	0.50%	73,191	-	73,191	0.50%
6.02 Properties held for production of income	14,471	0.10%	14,471	-	14,471	0.10%
6.03 Properties held for sale	-	0.00%
6.04 Total mortgage loans	87,662	0.60%	87,662	-	87,662	0.60%
7. Cash, cash equivalents, and short term investments:
7.01 Cash (Schedule E, Part 1)	219,407	1.50%	219,407	127,267	346,674	2.37%
7.02 Cash equivalents, (Schedule E, Part 2)	62,994	0.43%	62,994	26,330	89,324	0.61%
7.03 Short-term investments (Schedule DA)	4,133	0.03%	4,133	132,208	136,341	0.93%
7.04 Total cash, cash equivalents and short-term investments	286,534	1.96%	286,534	285,805	572,339	3.91%
8. Contract Loans	900,061	6.15%	900,061	-	900,061	6.15%
9. Derivatives (Schedule DB)	11,734	0.08%	11,734	-	11,734	0.08%
10. Other Invested Assets (Schedule BA)	712,909	4.87%	711,136	-	711,136	4.86%
11. Receivables for Securities	130	0.00%	130	-	130	0.00%
12. Securities Lending (Schedule DL, Part 1)	414,066	2.83%	414,066	xxx	xxx	xxx
13. Aggregate Write-ins for Invested Assets	-	0.00%	-	-	-	0.00%
14. Total Invested Assets	$14,643,601	100.00%	$14,641,828	$414,066	$14,641,828	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2025

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $15,745.1 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANKS	$67,031	0.4%
2.02	NORTHROP GRUMMAN CORP	60,515	0.4%
2.03	TC ENERGY CORP	52,309	0.3%
2.04	NEXTERA ENERGY INC	52,152	0.3%
2.05	LOCKHEED MARTIN CORPORATION	50,904	0.3%
2.06	RTX CORP	50,557	0.3%
2.07	ONEOK INC	49,651	0.3%
2.08	PHILLIPS 66	48,951	0.3%
2.09	EXXON MOBIL CORP	48,710	0.3%
2.10	ALLIANT ENERGY CORP	46,718	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,355,300	40.4%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	3,768,321	23.9%	P/RP – 2	15,000	0.1%
3.03 NAIC – 3	271,176	1.7%	P/RP – 3	-	0.0%
3.04 NAIC – 4	54,221	0.3%	P/RP – 4	-	0.0%
3.05 NAIC – 5	5,155	0.0%	P/RP – 5	-	0.0%
3.06 NAIC – 6	902	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$1,737,503	11.0%
4.02	Foreign-currency-denominated investments	74,219	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,606,083	10.2%
5.02	Countries rated NAIC-2	106,222	0.7%
5.03	Countries rated NAIC-3 or below	25,198	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$770,033	4.9%
6.02	Country:	Australia	272,194	1.7%

	Countries rated NAIC-2
6.03	Country:	Mexico	$66,306	0.4%
6.04	Country:	Indonesia	9,623	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$18,000	0.1%
6.06	Country:	Columbia	4,530	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$45,417	0.3%
10.02	INVESCO LTD	29,025	0.2%
10.03	CSL LTD	28,568	0.2%
10.04	SIEMENS AG	26,103	0.2%
10.05	AMERICA MOVIL SAB DE CV	24,555	0.2%
10.06	BAE SYSTEMS PLC	23,000	0.1%
10.07	DIAMETER CREDIT FUNDING DCF_21-4	22,922	0.1%
10.08	PERNOD-RICARD SA	22,696	0.1%
10.09	GIP CAPRICORN FINCO PTY LTD	20,909	0.1%
10.10	DEUTSCHE POST AG	20,615	0.1%

11.	not applicable because the Company’s total admitted assets held in Canadian investments and unhedged Canadian currencies are less than 2.5% of admitted assets.

12.	Not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$67,031	0.4%
13.03	NEUBERGER BERMAN	56,034	0.4%
13.04	HARBOURVEST	30,936	0.2%
13.05	PIMCO	30,495	0.2%
13.06	BLACKROCK	30,446	0.2%
13.07	HGGC	24,863	0.2%
13.08	BLACKSTONE	24,110	0.2%
13.09	KKR	20,347	0.1%
13.10	INVESCO	18,398	0.1%
13.11	SHENKMAN	17,395	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$600,823	3.8%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$67,031	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	27,294	0.2%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	24,110	0.2%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$95,955	$95,955	$-
14.07	HARBOURVEST	67,804	67,804	-
14.08	PIMCO	40,560	40,560	-
14.09	BLACKROCK	39,478	39,478	-
14.10	HGGC	30,495	30,495	-
14.11	BLACKSTONE	30,446	30,446	-
14.12	KRR	24,863	24,863	-
14.13	INVESCO	24,110	24,110	-
14.14	SHENKMAN	20,347	20,347	-
14.15	RED REEF PARTNERS	18,398	18,398	-

15.	Not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commercial	$31,898	0.2%
16.03	Commercial	26,287	0.2%
16.04	Commercial	25,558	0.2%
16.05	Commercial	25,474	0.2%
16.06	Commercial	21,250	0.1%
16.07	Commercial	21,185	0.1%
16.08	Commercial	20,916	0.1%
16.09	Commercial	19,847	0.1%
16.10	Commercial	19,262	0.1%
16.11	Commercial	18,733	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$15,000	0.1%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	26,355	0.2%	-	0.0%
17.05 below 70%	-	0.0%	1,707,609	10.8%	-	0.0%

18.	Not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

19.	Not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

20.	Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,442,798	34.6%	$5,341,372	$5,225,520	$5,262,619
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

21.	Not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$254,240	1.6%	$148,441	$1,072	$71,953
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$3,739	0.0%	$2,254	$1,578	$960
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2025

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2025

(In thousands)

3.	Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.    Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.    Provisions that permit settlements to be made less frequently than quarterly;

c.    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.	Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.	Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐  No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2025

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2025 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2025 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules